UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	3/31/07

FORM N-CSR

ITEM 1.	REPORT TO STOCKHOLDERS.

Seligman

Municipal Fund Series, Inc.

National Fund

Colorado Fund

Georgia Fund

Louisiana Fund

Maryland Fund

Massachusetts Fund

Michigan Fund

Minnesota Fund

Missouri Fund

New York Fund

Ohio Fund

Oregon Fund

South Carolina Fund

Mid-Year Report

March 31, 2007

Seeking Income

Exempt From

Regular Income Tax

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising securities and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Fund Series, Inc. The report contains each Fund’s investment results, financial statements, and portfolio of investments on March 31, 2007.

Thank you for your continued support of Seligman Municipal Fund Series. We look forward to providing you with the investment experience, insight, and solutions to help you seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris

Chairman

Brian T. Zino

President

May 18, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759 General Counsel Sullivan & Cromwell LLP

Important Telephone Numbers

(800) 221-2450    Shareholder Services

(800) 445-1777    Retirement Plan Services

(212) 682-7600    Outside the United States

(800) 622-4597    24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Series’ prospectus or statement of additional information.

Investment Results

National Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.65)%	(0.58)%	3.45%	4.42%	n/a
Without Sales Charge	2.22	4.38	4.47	4.93	n/a
Class C
With Sales Charge and CDSC‡	(0.14)	1.54	3.35	n/a	3.12%
Without Sales Charge and CDSC	1.89	3.59	3.56	n/a	3.24
Class D
With 1% CDSC	0.89	2.59	n/a	n/a	n/a
Without CDSC	1.89	3.59	3.56	4.01	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper General Municipal Debt Funds Average	1.63	4.86	4.86	5.01	4.44

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.82	$7.81	$7.82
Class C	7.83	7.81	7.82
Class D	7.83	7.81	7.82

Holdings by Market Sectorø
Revenue Bonds	65%
General Obligation Bondsøø	35

Option-Adjusted Duration[3]	4.40 years

Weighted Average Maturity[3]	11.56 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2007
	Dividend†	SEC 30-Day Yield††
Class A	$0.162	3.18%
Class C	0.126	2.41
Class D	0.126	2.43

Holdings by Credit Quality[2]ø
AAA	53%
AA	9
A	29
Non-Rated	9

Performance and Portfolio Overview

Investment Results

Colorado Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.11)%	(0.95)%	3.83%	4.50%	n/a
Without Sales Charge	1.76	4.04	4.84	5.01	n/a
Class C
With Sales Charge and CDSC‡	(0.73)	1.06	3.71	n/a	3.54%
Without Sales Charge and CDSC	1.31	3.12	3.91	n/a	3.68
Class D
With 1% CDSC	0.32	2.13	n/a	n/a	n/a
Without CDSC	1.31	3.12	3.91	4.07	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Colorado Municipal Debt Funds Average	1.71	4.76	4.95	5.10	4.47

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.49	$7.56	$7.55
Class C	7.48	7.55	7.54
Class D	7.48	7.55	7.54

Holdings by Market Sectorø
Revenue Bonds	53%
General Obligation Bondsøø	47

Option-Adjusted Duration[3]	3.92 years
Weighted Average Maturity[3]	11.00 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.151	$0.050	3.16%
Class C	0.118	0.050	2.40
Class D	0.118	0.050	2.42

Holdings by Credit Quality[2]ø
AAA	73%
AA	14
A	6
BBB	7

Georgia Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.53)%	(0.74)%	3.06%	4.31%	n/a
Without Sales Charge	1.33	4.16	4.07	4.83	n/a
Class C
With Sales Charge and CDSC‡	(1.14)	1.17	2.92	n/a	3.04%
Without Sales Charge and CDSC	0.87	3.22	3.13	n/a	3.16
Class D
With 1% CDSC	(0.12)	2.22	n/a	n/a	n/a
Without CDSC	0.87	3.22	3.13	3.88	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Georgia Municipal Debt Funds Average	1.43	4.40	4.47	4.97	4.36

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.69	$7.74	$7.69
Class C	7.71	7.76	7.71
Class D	7.71	7.76	7.71

Holdings by Market Sectorø
Revenue Bonds	61%
General Obligation Bondsøø	39

Option-Adjusted Duration[3]	6.15 years
Weighted Average Maturity[3]	14.54 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2007
	Dividend†	SEC 30-Day Yield††
Class A	$0.153	3.30%
Class C	0.118	2.53
Class D	0.118	2.56

Holdings by Credit Quality[2]ø
AAA	65%
AA	14
A	16
BBB	5

Performance and Portfolio Overview

Investment Results

Louisiana Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.36)%	(1.28)%	3.42%	4.37%	n/a
Without Sales Charge	1.49	3.67	4.43	4.88	n/a
Class C
With Sales Charge and CDSC‡	(0.95)	0.75	3.29	n/a	3.31%
Without Sales Charge and CDSC	1.03	2.75	3.50	n/a	3.44
Class D
With 1% CDSC	0.04	1.88	n/a	n/a	n/a
Without CDSC	1.03	2.87	3.52	3.95	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Louisiana Municipal Debt Funds Average	1.68	4.71	4.62	4.94	4.39

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.90	$7.97	$7.97
Class C	7.90	7.97	7.97
Class D	7.91	7.98	7.97

Holdings by Market Sectorø
Revenue Bonds	64%
General Obligation Bondsøø	36

Option-Adjusted Duration[3]	2.74 years
Weighted Average Maturity[3]	12.70 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.163	$0.024	3.44%
Class C	0.128	0.024	2.69
Class D	0.128	0.024	2.71

Holdings by Credit Quality[2]ø
AAA	90%
A	10

Maryland Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.21)%	(0.51)%	3.44%	4.39%	n/a
Without Sales Charge	1.55	4.43	4.44	4.90	n/a
Class C
With Sales Charge and CDSC‡	(0.89)	1.33	3.29	n/a	3.27%
Without Sales Charge and CDSC	1.09	3.36	3.50	n/a	3.39
Class D
With 1% CDSC	0.10	2.49	n/a	n/a	n/a
Without CDSC	1.09	3.49	3.50	3.96	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Maryland Municipal Debt Funds Average	1.52	4.40	4.47	4.77	4.21

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.84	$7.92	$7.86
Class C	7.85	7.93	7.88
Class D	7.85	7.93	7.87

Holdings by Market Sectorø
Revenue Bonds	54%
General Obligation Bondsøø	46

Option-Adjusted Duration[3]	5.97 years
Weighted Average Maturity[3]	15.89 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.143	$0.059	3.19%
Class C	0.107	0.059	2.42
Class D	0.107	0.059	2.45

Holdings by Credit Quality²ø
AAA	48%
AA	32
A	13
BBB	7

Performance and Portfolio Overview

Investment Results

Massachusetts Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.26)%	(0.97)%	3.67%	4.66%	n/a
Without Sales Charge	1.57	3.99	4.68	5.17	n/a
Class C
With Sales Charge and CDSC‡	(0.87)	0.93	3.53	n/a	3.50%
Without Sales Charge and CDSC	1.11	2.93	3.74	n/a	3.63
Class D
With 1% CDSC	0.12	1.94	n/a	n/a	n/a
Without CDSC	1.11	2.93	3.74	4.22	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Massachusetts Municipal Debt Funds Average	1.56	4.52	4.72	4.89	4.42

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.93	$8.01	$7.99
Class C	7.93	8.01	8.00
Class D	7.93	8.01	8.00

Holdings by Market Sectorø
Revenue Bonds	50%
General Obligation Bondsøø	50

Option-Adjusted Duration[3]	3.98 years
Weighted Average Maturity[3]	12.66 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.166	$0.038	2.86%
Class C	0.130	0.038	2.09
Class D	0.130	0.038	2.11

Holdings by Credit Quality[2]ø
AAA	63%
AA	20
A	10
BBB	7

Michigan Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.53)%	(1.26)%	3.36%	4.53%	n/a
Without Sales Charge	1.33	3.61	4.36	5.03	n/a
Class C
With Sales Charge and CDSC‡	(1.06)	0.74	3.24	n/a	3.40%
Without Sales Charge and CDSC	0.88	2.70	3.44	n/a	3.54
Class D
With 1% CDSC	(0.11)	1.71	n/a	n/a	n/a
Without CDSC	0.88	2.70	3.44	4.08	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Michigan Municipal Debt Funds Average	1.68	4.69	5.00	5.10	4.37

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$8.22	$8.33	$8.31
Class C	8.21	8.32	8.30
Class D	8.21	8.32	8.30

Holdings by Market Sectorø
Revenue Bonds	61%
General Obligation Bondsøø	39

Option-Adjusted Duration[3]	4.83 years
Weighted Average Maturity[3]	12.60 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.160	$0.060	3.16%
Class C	0.123	0.060	2.40
Class D	0.123	0.060	2.42

Holdings by Credit Quality[2]ø
AAA	72%
AA	19
A	2
Non-Rated	7

Performance and Portfolio Overview

Investment Results

Minnesota Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.58)%	(1.16)%	3.11%	4.11%	n/a
Without Sales Charge	1.20	3.77	4.13	4.62	n/a
Class C
With Sales Charge and CDSC‡	(1.29)	0.73	2.97	n/a	3.09%
Without Sales Charge and CDSC	0.73	2.78	3.19	n/a	3.23
Class D
With 1% CDSC	(0.13)	1.91	n/a	n/a	n/a
Without CDSC	0.86	2.91	3.22	3.70	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Minnesota Municipal Debt Funds Average	1.55	4.50	4.74	4.88	4.37

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.60	$7.67	$7.63
Class C	7.61	7.68	7.64
Class D	7.62	7.68	7.64

Holdings by Market Sectorø
Revenue Bonds	53%
General Obligation Bondsøø	47

Option-Adjusted Duration[3]	4.36 years
Weighted Average Maturity[3]	12.08 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.149	$0.012	3.07%
Class C	0.114	0.012	2.28
Class D	0.114	0.012	2.30

Holdings by Credit Quality[2]ø
AAA	70%
AA	8
A	17
BBB	2
Non-Rated	3

Missouri Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.74)%	(0.85)%	3.48%	4.50%	n/a
Without Sales Charge	1.09	4.04	4.50	5.01	n/a
Class C
With Sales Charge and CDSC‡	(1.37)	1.07	3.35	n/a	3.46%
Without Sales Charge and CDSC	0.63	3.11	3.57	n/a	3.60
Class D
With 1% CDSC	(0.22)	2.25	n/a	n/a	n/a
Without CDSC	0.76	3.25	3.60	4.09	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Missouri Municipal Debt Funds Average	1.51	4.64	4.85	5.09	4.56

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.67	$7.78	$7.71
Class C	7.67	7.77	7.71
Class D	7.68	7.78	7.71

Holdings by Market Sectorø
Revenue Bonds	73%
General Obligation Bondsøø	27

Option-Adjusted Duration[3]	6.86 years
Weighted Average Maturity[3]	13.52 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.140	$0.054	3.13%
Class C	0.105	0.054	2.35
Class D	0.105	0.054	2.37

Holdings by Credit Quality[2]ø
AAA	57%
AA	33
A	6
BBB	4

Performance and Portfolio Overview

Investment Results

New York Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.30)%	(0.76)%	3.73%	4.92%	n/a
Without Sales Charge	1.54	4.24	4.75	5.43	n/a
Class C
With Sales Charge and CDSC‡	(0.88)	1.31	3.60	n/a	3.63%
Without Sales Charge and CDSC	1.08	3.30	3.81	n/a	3.76
Class D
With 1% CDSC	0.09	2.30	n/a	n/a	n/a
Without CDSC	1.08	3.30	3.81	4.48	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper New York Municipal Debt Funds Average	1.69	5.13	5.22	5.21	4.54

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$8.14	$8.19	$8.15
Class C	8.15	8.20	8.16
Class D	8.15	8.20	8.16

Holdings by Market Sectorø
Revenue Bonds	70%
General Obligation Bondsøø	30

Option-Adjusted Duration[3]	5.05 years
Weighted Average Maturity[3]	15.66 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.172	$0.003	3.31%
Class C	0.135	0.003	2.55
Class D	0.135	0.003	2.58

Holdings by Credit Quality[2]ø
AAA	55%
AA	10
A	35

Ohio Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.14)%	(0.97)%	3.27%	4.36%	n/a
Without Sales Charge	1.64	3.93	4.28	4.87	n/a
Class C
With Sales Charge and CDSC‡	(0.82)	1.09	3.14	n/a	3.24%
Without Sales Charge and CDSC	1.18	3.11	3.35	n/a	3.37
Class D
With 1% CDSC	0.18	2.11	n/a	n/a	n/a
Without CDSC	1.18	3.11	3.35	3.93	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Ohio Municipal Debt Funds Average	1.62	4.42	4.44	4.78	4.26

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.88	$7.90	$7.88
Class C	7.93	7.95	7.92
Class D	7.93	7.95	7.92

Holdings by Market Sectorø
Revenue Bonds	45%
General Obligation Bondsøø	55

Option-Adjusted Duration[3]	4.55 years
Weighted Average Maturity[3]	10.94 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2007
	Dividend†	SEC 30-Day Yield††
Class A	$0.149	3.01%
Class C	0.113	2.24
Class D	0.113	2.26

Holdings by Credit Quality[2]ø
AAA	71%
AA	20
A	4
BBB	5

Performance and Portfolio Overview

Investment Results

Oregon Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.40)%	(0.85)%	3.59%	4.62%	n/a
Without Sales Charge	1.41	4.12	4.60	5.13	n/a
Class C
With Sales Charge and CDSC‡	(1.04)	1.03	3.42	n/a	3.46%
Without Sales Charge and CDSC	0.95	3.06	3.64	n/a	3.59
Class D
With 1% CDSC	(0.03)	2.07	n/a	n/a	n/a
Without CDSC	0.95	3.07	3.64	4.20	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Oregon Municipal Debt Funds Average	1.62	4.54	4.62	4.91	4.37

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$7.73	$7.83	$7.78
Class C	7.72	7.82	7.78
Class D	7.72	7.82	7.78

Holdings by Market Sectorø
Revenue Bonds	65%
General Obligation Bondsøø	35

Option-Adjusted Duration[3]	4.69 years
Weighted Average Maturity[3]	13.21 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.148	$0.061	3.34%
Class C	0.113	0.061	2.58
Class D	0.113	0.061	2.61

Holdings by Credit Quality[2]ø
AAA	53%
AA	22
A	18
BBB	7

South Carolina Fund

Total Returns  For Periods Ended March 31, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.10)%	(0.26)%	4.04%	4.76%	n/a
Without Sales Charge	1.77	4.67	5.05	5.26	n/a
Class C
With Sales Charge and CDSC‡	(0.66)	1.61	3.88	n/a	3.69%
Without Sales Charge and CDSC	1.31	3.62	4.09	n/a	3.82
Class D
With 1% CDSC	0.44	2.75	n/a	n/a	n/a
Without CDSC	1.43	3.75	4.11	4.32	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.93	5.43	5.50	5.87	5.39	#
Lipper Other States Municipal Debt Funds Average	1.70	5.26	5.41	5.25	4.19

Net Asset Value Per Share
	3/31/07	9/30/06	3/31/06
Class A	$8.10	$8.16	$8.09
Class C	8.09	8.15	8.09
Class D	8.10	8.15	8.09

Holdings by Market Sectorø
Revenue Bonds	76%
General Obligation Bondsøø	24

Option-Adjusted Duration[3]	5.70 years
Weighted Average Maturity[3]	16.44 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.158	$0.045	3.17%
Class C	0.121	0.045	2.40
Class D	0.121	0.045	2.42

Holdings by Credit Quality[2]ø
AAA	73%
AA	11
A	9
BBB	7

Performance and Portfolio Overview

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]

Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Municipal Bond Index (“Lehman Index”), the Lipper General Municipal Debt Funds Average, the Lipper Single-State Municipal Debt Funds Average (e.g., Lipper Colorado Municipal Debt Funds Average) and the Lipper Other States Municipal Debt Funds Average (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Single-State Municipal Debt Funds Average measures the performance of funds that limit their assets to those securities exempt from taxation in a specified State (double tax-exempt) or City (triple tax-exempt). The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified City or State basis. Investors cannot invest directly in an index or average.
#	From 5/28/99.
‡	The CDSC is 1% if you sell your shares within 18 months of purchase.
ø	Percentages based on current market values of long-term holdings at March 31, 2007.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the six months ended March 31, 2007.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2007, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2006 and held for the entire six-month period ended March 31, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/06	Annualized Expense Ratio*	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07
National
Class A	$1,000.00	0.91%	$1,022.20	$4.59	$1,020.39	$4.58
Class C	1,000.00	1.81	1,018.90	9.11	1,015.91	9.10
Class D	1,000.00	1.81	1,018.90	9.11	1,015.91	9.10
Colorado
Class A	1,000.00	0.95	1,017.60	4.78	1,020.19	4.78
Class C	1,000.00	1.85	1,013.10	9.29	1,015.71	9.30
Class D	1,000.00	1.85	1,013.10	9.29	1,015.71	9.30
Georgia
Class A	1,000.00	0.94	1,013.30	4.72	1,020.24	4.73
Class C	1,000.00	1.84	1,008.70	9.21	1,015.76	9.25
Class D	1,000.00	1.84	1,008.70	9.21	1,015.76	9.25
Louisiana
Class A	1,000.00	0.95	1,014.90	4.77	1,020.19	4.78
Class C	1,000.00	1.85	1,010.30	9.27	1,015.71	9.30
Class D	1,000.00	1.85	1,010.30	9.27	1,015.71	9.30

(continued on next page.)

See footnotes on page 11.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/06	Annualized Expense Ratio*	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07	Ending Account Value 3/31/07	Expenses Paid During Period** 10/1/06 to 3/31/07
Maryland
Class A	$1,000.00	0.96%	$1,015.50	$4.82	$1,020.14	$4.84
Class C	1,000.00	1.86	1,010.90	9.33	1,015.66	9.35
Class D	1,000.00	1.86	1,010.90	9.33	1,015.66	9.35
Massachusetts
Class A	1,000.00	0.90	1,015.70	4.52	1,020.44	4.53
Class C	1,000.00	1.80	1,011.10	9.03	1,015.96	9.05
Class D	1,000.00	1.80	1,011.10	9.03	1,015.96	9.05
Michigan
Class A	1,000.00	0.89	1,013.30	4.47	1,020.49	4.48
Class C	1,000.00	1.79	1,008.80	8.96	1,016.01	9.00
Class D	1,000.00	1.79	1,008.80	8.96	1,016.01	9.00
Minnesota
Class A	1,000.00	0.90	1,012.00	4.51	1,020.44	4.53
Class C	1,000.00	1.80	1,007.30	9.01	1,015.96	9.05
Class D	1,000.00	1.80	1,008.60	9.01	1,015.96	9.05
Missouri
Class A	1,000.00	0.95	1,010.90	4.76	1,020.19	4.78
Class C	1,000.00	1.85	1,006.30	9.25	1,015.71	9.30
Class D	1,000.00	1.85	1,007.60	9.26	1,015.71	9.30
New York
Class A	1,000.00	0.87	1,015.40	4.37	1,020.59	4.38
Class C	1,000.00	1.77	1,010.80	8.87	1,016.11	8.90
Class D	1,000.00	1.77	1,010.80	8.87	1,016.11	8.90
Ohio
Class A	1,000.00	0.88	1,016.40	4.42	1,020.54	4.43
Class C	1,000.00	1.78	1,011.80	8.93	1,016.06	8.95
Class D	1,000.00	1.78	1,011.80	8.93	1,016.06	8.95
Oregon
Class A	1,000.00	0.92	1,014.10	4.62	1,020.34	4.63
Class C	1,000.00	1.82	1,009.50	9.12	1,015.86	9.15
Class D	1,000.00	1.82	1,009.50	9.12	1,015.86	9.15
South Carolina
Class A	1,000.00	0.88	1,017.70	4.43	1,020.54	4.43
Class C	1,000.00	1.78	1,013.10	8.93	1,016.06	8.95
Class D	1,000.00	1.78	1,014.30	8.94	1,016.06	8.95

*	Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Series’ prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period October 1, 2006 to March 31, 2007, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)

March 31, 2007

National Fund

State	Face Amount	Municipal Bonds	Rating†		Value
Alaska — 0.6%	$350,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa		$357,956
Florida — 2.3%	1,400,000	South Florida Water Management District, Master Lease Purchase Agreement Rev., 5% due 10/1/2026	Aaa		1,482,516
Indiana — 7.0%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa		4,556,250
Maryland — 4.3%	2,500,000	Maryland State GOs, Capital Improvements 5.25% due 3/1/2027	Aaa		2,800,900
Massachusetts — 8.8%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		2,520,609
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa		3,187,440
Missouri — 7.4%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5.875% due 11/1/2026*	A1		4,797,595
Tennessee — 11.3%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2		2,105,040
	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024ø	NR		5,267,850
Texas — 19.6%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa		2,681,450
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA	‡	4,008,987
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa		4,852,457
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA	‡	1,213,756
Washington — 4.1%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa		2,665,050
Wisconsin — 15.9%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3		6,602,640
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.125% due 8/15/2033	A3		1,025,341
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030ø	A3		2,743,975
Total Municipal Bonds (Cost $50,676,167) — 81.3%					52,869,812
		Short-Term Holdings
Florida — 6.2%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2		4,036,720
Massachusetts — 0.6%	400,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1		400,000
Missouri — 0.8%	500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1		500,000
New York — 1.5%	1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027ø	Aaa		1,011,410
Washington — 8.7%	5,520,000	Seattle, WA Water System Rev., 5.625% due 8/1/2026ø	Aaa		5,664,458
Total Short-Term Holdings — (Cost $11,278,121) — 17.8%					11,612,588
Total Investments (Cost $61,954,288) — 99.1%					64,482,400
Other Assets Less Liabilities — 0.9%					590,491
Net Assets — 100.0%					$65,072,891

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Colorado Fund

Face Amount	Municipal Bonds	Rating†		Value
$515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa		$546,575
485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa		514,735
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024ø	Aaa		1,723,542
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3		752,230
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025ø	A3		1,204,092
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa		2,290,095
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2		2,017,440
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021ø	Aaa		1,644,536
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa		47,270
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa		105,266
1,000,000	Denver, CO City & County Board of Water Commissioners (Colorado Master Resolution Water Rev.), 5% due 12/15/2026	Aaa		1,076,410
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025ø	Aaa		2,143,400
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa		2,039,500
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1		1,062,950
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	Aaa		1,121,859
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa		2,317,522
480,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa		494,568
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aaa		1,092,710
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024ø	Aaa		1,879,728
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3		1,137,650
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028ø	Aaa		1,884,347
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa		1,027,350
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	2,058,640
Total Municipal Bonds (Cost $28,684,022) — 94.2%				30,182,415
	Short-Term Holdings
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022ø	Aaa		1,019,090
300,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1		300,000
Total Short-Term Holdings (Cost $1,273,442) — 4.1%				1,319,090
Total Investments (Cost $29,957,464) — 98.3%				31,501,505
Other Assets Less Liabilities — 1.7%				542,891
Net Assets — 100.0%				$32,044,396

Georgia Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa		$2,094,780
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa		577,035
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa		1,202,910
1,500,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3		1,556,775
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1		1,347,363
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A2		1,112,240

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Georgia Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa		$1,335,380
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA	‡	1,631,457
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa		1,668,270
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1		1,568,685
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa		1,119,340
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	Aaa		1,832,092
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3		1,598,040
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa		1,593,164
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev. (Third Indenture Series), 5.25% due 7/1/2026	Aaa		1,140,490
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3		578,875
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	Aaa		1,743,645
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa		811,264
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3		1,278,425
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa		1,060,980
Total Municipal Bonds (Cost $25,412,282) — 95.0%				26,851,210
	Short-Term Holdings
800,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1		800,000
200,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1		200,000
Total Short-Term Holdings (Cost $1,000,000) — 3.5%				1,000,000
Total Investments (Cost $26,412,282) — 98.5%				27,851,210
Other Assets Less Liabilities — 1.5%				418,784
Net Assets — 100.0%				$28,269,994

Louisiana Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	$2,527,350
630,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	630,416
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,027,810
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021ø	Aaa	1,066,100
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,028,960
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025ø	Aaa	446,262
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,104,173
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5.75% due 2/15/2021	Aaa	2,503,375
1,500,000	Louisiana State GOs, 5% due 4/15/2018ø	Aaa	1,535,400
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,380,365
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	Aaa	2,623,450
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,279,263
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/1/2024*	Aaa	2,568,325
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019ø	Aaa	2,562,875
1,095,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Aaa	1,178,986
Total Municipal Bonds (Cost $24,522,161) — 85.5%			25,463,110

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Louisiana Fund (continued)
Face Amount	Short-Term Holdings	Rating†		Value
$300,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service), VRDN, due 12/1/2015	A-1	‡	$300,000
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016ø	Aaa		2,573,100
890,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1		890,000
Total Short-Term Holdings (Cost $3,670,653) — 12.6%				3,763,100
Total Investments (Cost $28,192,814) — 98.1%				29,226,210
Other Assets Less Liabilities — 1.9%				555,480
Net Assets — 100.0%				$29,781,690
Maryland Fund
Face Amount	Municipal Bonds	Rating†		Value
$1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1		$1,295,821
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa		1,629,225
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2		1,591,305
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A	‡	2,565,675
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa		1,134,941
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026ø	Aaa		2,176,280
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa		2,105,520
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa		1,066,820
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2		2,493,679
1,500,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa		1,619,040
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa		1,536,090
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1		2,420,303
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2		2,051,400
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017ø	Aaa		1,603,620
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa		472,113
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2		2,135,940
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031	A3		1,869,448
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,080,230
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2		1,069,400
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa		1,621,319
Total Municipal Bonds (Cost $32,205,214) — 94.2%				33,538,169
	Short-Term Holdings
1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027ø	AAA	‡	1,369,842
100,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1		100,000
Total Short-Term Holdings (Cost $1,405,135) — 4.1%				1,469,842
Total Investments (Cost $33,610,349) — 98.3%				35,008,011
Other Assets Less Liabilities — 1.7%				601,559
Net Assets — 100.0%				$35,609,570

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Massachusetts Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		$2,515,212
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2		4,411,400
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa		3,153,930
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/1/2026ø	Aa2		5,242,250
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	A3		536,635
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa		4,322,440
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aaa		5,066,700
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2		5,228,250
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa		2,165,552
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5.875% due 7/1/2017*	Aaa		2,042,820
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023ø	Aaa		3,651,165
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5.75% due 7/1/2039*	Aaa		3,973,663
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020ø	AAA	‡	2,671,700
3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa		3,187,440
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa		1,045,160
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039ø	Aaa		4,825,125
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Baa2		4,536,080
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033ø	Aaa		2,630,075
Total Municipal Bonds (Cost $56,785,958) — 96.3%				61,205,597
	Short-Term Holdings
1,100,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1		1,100,000
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+	‡	600,000
125,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1		125,000
Total Short-Term Holdings (Cost $1,825,000) — 2.9%				1,825,000
Total Investments (Cost $58,610,958) — 99.2%				63,030,597
Other Assets Less Liabilities — 0.8%				528,967
Net Assets — 100.0%				$63,559,564
Michigan Fund
Face Amount	Municipal Bonds	Rating†		Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030ø	Aaa		$1,354,944
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa		2,082,620
3,000,000	Detroit, MI Sewage Disposal Sysem Rev. (Senior Lien), 5.25% due 7/1/2023	Aaa		3,288,870
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa		1,354,126
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa		1,550,826
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021ø	Aa2		3,160,500
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa		112,222
1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028ø	Aaa		1,938,932
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028ø	Aaa		2,574,425
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa		2,131,080
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa		2,264,500
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa		3,142,590

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Michigan Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa		$4,120,617
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa		1,656,465
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa		1,272,429
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027ø	Aaa		1,053,310
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3		3,129,750
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1		797,070
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1		1,053,040
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026ø	AAA	‡	6,416,520
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	‡	5,340,352
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa		4,092,440
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2		4,196,760
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa		5,123,650
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa		2,134,940
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa		2,260,140
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa		575,420
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,673,650
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022ø	Aa2		5,267,500
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa		5,037,850
Total Municipal Bonds (Cost $77,913,938) — 91.6%				81,157,538
	Short-Term Holdings
5,000,000	Detroit, MI GOs, 5.50% due 4/1/2016ø	Aaa		5,050,250
590,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital) VRDN, due 1/1/2020	VMIG 1		590,000
Total Short-Term Holdings (Cost $5,485,686) — 6.4%				5,640,250
Total Investments (Cost $83,399,624) — 98.0%				86,797,788
Other Assets Less Liabilities — 2.0%				1,815,208
Net Assets — 100.0%				$88,612,996
Minnesota Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2		$2,376,813
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	‡	2,034,580
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa		2,108,880
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa		4,254,000
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	Aaa		5,317,550
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1		2,569,418
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa		1,206,878
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2		3,701,040
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College ), 5% due 10/1/2022	A2		3,202,154
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029	A2		2,512,300
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1		1,050,180

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Minnesota Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023ø	A2		$1,805,317
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa		3,742,253
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa		4,257,720
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa		1,481,811
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024	Aaa		3,143,340
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030	Aaa		1,044,990
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa		3,522,998
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa		3,996,525
4,000,000	Southern Minnesota Municipal Power Agency — Power Supply System Rev., 5% due 1/1/2012	Aaa		4,228,080
5,890,000	Western Minnesota Municipal Power Agency — Power Supply Rev., 6.375% due 1/1/2016††	Aaa		6,528,887
Total Municipal Bonds (Cost $61,477,815) — 84.7%				64,085,714
	Short-Term Holdings
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/1/2024ø	Aa2		4,774,376
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa		77,199
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022ø	A2		2,016,980
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022ø	A2		2,775,139
900,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1		900,000
Total Short-Term Holdings (Cost $10,403,859) — 13.9%				10,543,694
Total Investments (Cost $71,881,674) — 98.6%				74,629,408
Other Assets Less Liabilities — 1.4%				1,090,012
Net Assets — 100.0%				$75,719,420
Missouri Fund
Face Amount	Municipal Bonds	Rating†		Value
$500,000	Columbia, MO Special Obligation Electric Utility Improvement Bonds (Annual Appropriation Obligation), 5% due 10/1/2028	Aaa		$531,075
710,000	Columbia, MO Special Obligation Electric Utility Improvement Bonds (Annual Appropriation Obligation), 5% due 10/1/2029	Aaa		752,983
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+	‡	1,034,880
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aaa		1,079,850
1,000,000	Kansas City, MO GOs, 5% due 2/1/2020	Aaa		1,080,610
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa		1,318,538
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3		2,211,780
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018ø	Aaa		1,069,680
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1		1,823,937
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa		1,053,500
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa		185,414
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa		2,663,575
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028ø	Aaa		1,333,888
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa		999,530

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Missouri Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$65,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA	‡	$65,986
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2		2,234,320
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aaa		1,077,340
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+	‡	1,583,745
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa		1,028,300
1,000,000	St. Louis, MO Airport Rev. (Lambert - St. Louis International Airport), 5% due 7/1/2023	Aaa		1,066,030
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1		1,492,850
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2		1,063,060
Total Municipal Bonds (Cost $25,283,796) — 94.6%				26,750,871
	Short-Term Holdings
745,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1		745,000
1,300,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1		1,300,000
100,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1		100,000
Total Short-Term Holdings (Cost $2,145,000) — 7.6%				2,145,000
Total Investments (Cost $27,428,796) — 102.2%				28,895,871
Other Assets Less Liabilities — (2.2)%				(613,820)
Net Assets — 100.0%				$28,282,051
New York Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031	Aaa		$2,664,275
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa		1,089,910
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1		3,098,503
2,250,000	Monroe County, NY Water Authority Water System Rev., 5.25% due 8/1/2036	Aa3		2,382,547
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa		1,081,290
2,900,000	New York City, NY GOs, 6% due 5/15/2030ø	A1		3,130,666
25,000	New York City, NY GOs, 6% due 5/15/2030	A1		26,698
5,000	New York City, NY GOs, 7.25% due 8/15/2024	A1		5,013
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033ø	AAA	‡	4,265,040
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1		1,060,670
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2		1,107,750
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aaa		1,055,670
15,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1		15,320
30,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022ø	A1		30,641
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa		2,045,580
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa		1,546,440
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa		1,289,475
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	Aaa		1,098,930
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa		4,045,600

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

New York Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$2,915,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2		$2,965,371
555,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1		557,814
345,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1		347,391
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa		2,752,126
500,000	New York State Thruway Authority Highway and Bridge Rev., 5% due 4/1/2025	Aaa		530,085
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	AAA	‡	1,071,140
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032ø	AAA	‡	2,146,720
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2		4,531,520
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1		2,704,995
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2		1,028,270
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029	A3		2,327,670
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	AAA	‡	2,246,585
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2		392,453
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030ø	AAA	‡	2,091,204
Total Municipal Bonds (Cost $52,971,315) — 83.0%				56,733,362
	Short-Term Holdings
400,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1		400,000
1,200,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1		1,200,000
4,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027ø	Aaa		4,045,640
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5.50% due 7/1/2018ø	Aaa		4,057,680
1,340,000	New York, NY GOs, 6.25% due 4/15/2027ø	Aaa		1,354,780
Total Short-Term Holdings (Cost $10,938,197) — 16.2%				11,058,100
Total Investments (Cost $63,909,512) — 99.2%				67,791,462
Other Assets Less Liabilities — 0.8%				556,915
Net Assets — 100.0%				$68,348,377
Ohio Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017ø	Aaa		$2,067,960
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035ø	Aa1		3,833,892
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa		4,059,360
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa		85,985
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa		1,554,234
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa		2,631,000
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa		7,322,910
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aaa		1,052,230
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029ø	Aa2		1,309,650
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031ø	Aaa		4,262,720

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Ohio Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aaa		$1,068,720
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa		1,692,582
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aaa		1,066,260
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa		2,750,748
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa		2,002,540
4,000,000	Ohio Higher Education Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3		4,292,280
1,105,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa		1,128,492
1,060,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa		1,078,062
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa		2,252,585
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa		2,388,486
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1		1,042,440
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2		3,166,470
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2		1,057,550
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029ø	Aa2		3,192,090
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa		2,968,061
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/1/2023ø	Aaa		7,699,650
640,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa		696,045
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2		2,553,600
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa		1,571,010
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa		3,517,620
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Baa2		4,536,080
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,673,651
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030ø	Aaa		2,430,916
Total Municipal Bonds (Cost $81,165,791) — 86.6%				85,005,879
	Short-Term Holdings
400,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1		400,000
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022ø	Aaa		4,084,800
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024ø	Aaa		5,153,950
1,690,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital) VRDN, due 1/1/2020	VMIG 1		1,690,000
100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1		100,000
Total Short-Term Holdings (Cost $11,114,391) — 11.6%				11,428,750
Total Investments (Cost $92,280,182) — 98.2%				96,434,629
Other Assets Less Liabilities — 1.8%				1,752,402
Net Assets — 100.0%				$98,187,031
Oregon Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-	‡	$2,036,960
1,500,000	City of Portland, OR Second Lien Water System Rev., 5% due 10/1/2013	Aaa		1,612,680

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

Oregon Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1		$1,551,480
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1		1,046,670
1,580,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A	‡	1,671,608
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aaa		1,051,370
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine), GOs, 5.50% due 6/15/2016ø	Aaa		1,606,050
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa		2,267,280
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa		1,276,188
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2		1,066,980
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa		2,002,100
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa		2,070,660
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa		1,077,820
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026	Aa2		2,102,160
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1		780,555
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa		1,048,780
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa		395,780
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1		2,042,320
680,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2		690,091
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa		2,055,260
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa		2,615,000
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa		1,078,354
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa		1,067,470
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,620,345
915,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa		917,086
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018ø	A+	‡	2,055,100
500,000	Tri-County Metropolitan Transportation District, OR (Payroll Tax & Grant Receipt Rev.), 5% due 5/1/2012	Aaa		530,585
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2		1,067,730
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	514,660
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2		1,055,360
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2		1,411,228
2,355,000	Washington County, OR GOs, 5% due 6/1/2026ø	Aa2		2,474,964
Total Municipal Bonds (Cost $43,767,687) — 92.2%				45,860,674
	Short-Term Holdings
600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1		600,000
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015ø	Aaa		2,004,360
100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1		100,000
Total Short-Term Holdings (Cost $2,659,125) — 5.4%				2,704,360
Total Investments (Cost $46,426,812) — 97.6%				48,565,034
Other Assets Less Liabilities — 2.4%				1,172,979
Net Assets — 100.0%				$49,738,013

See footnotes on page 23.

Portfolios of Investments (unaudited)

March 31, 2007

South Carolina Fund

Face Amount	Municipal Bonds	Rating†		Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa		$4,215,120
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023ø	Aaa		1,452,024
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa		262,829
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa		5,189,100
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1		2,527,875
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3		1,090,140
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa		4,179,200
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1		3,989,022
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa		2,068,320
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032	A2		2,115,160
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa		1,622,865
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa		1,514,075
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa		1,695,105
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa		2,634,128
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Baa2		1,134,020
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa		2,564,825
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa		4,195,120
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-	‡	3,095,040
4,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3		4,251,840
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa		3,286,868
665,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa		674,536
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa		5,112,350
3,825,000	South Carolina Transportation Infrastructure Bank Rev., 5% due 10/1/2026	Aaa		4,033,156
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024ø	Aaa		5,248,950
Total Municipal Bonds (Cost $64,506,756) — 93.3%				68,151,668
	Short-Term Holdings
300,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1		300,000
800,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1		800,000
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027ø	Aaa		2,530,250
Total Short-Term Holdings (Cost $3,495,311) — 4.9%				3,630,250
Total Investments (Cost $68,002,067) — 98.2%				71,781,918
Other Assets Less Liabilities — 1.8%				1,292,213
Net Assets — 100.0%				$73,074,131

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2007

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$52,869,812	$30,182,415	$26,851,210	$25,463,110	$33,538,169	$61,205,597	$81,157,538
Short-term holdings	11,612,588	1,319,090	1,000,000	3,763,100	1,469,842	1,825,000	5,640,250
Total investments*	64,482,400	31,501,505	27,851,210	29,226,210	35,008,011	63,030,597	86,797,788
Cash**	38,056	188,850	65,293	146,394	186,509	16,588	598,462
Interest receivable	831,183	494,486	432,627	474,412	503,680	719,827	1,536,321
Receivable for Capital Stock sold	9,014	—	219	38,163	22,065	—	33,940
Expenses prepaid to shareholder service agent	3,687	1,720	1,475	1,557	2,212	3,769	5,407
Receivable for securities sold	—	—	—	30,000	—	—	—
Other	3,254	5,387	3,110	5,415	5,134	4,505	3,437
Total Assets	65,367,594	32,191,948	28,353,934	29,922,151	35,727,611	63,775,286	88,975,355
Liabilities:
Payable for Capital Stock repurchased	123,311	62,266	10,389	58,724	28,957	47,446	141,460
Dividends payable	103,072	49,907	40,588	46,598	48,274	103,016	130,410
Management fee payable	28,729	14,145	12,441	13,064	15,695	27,995	39,020
Distribution and service (12b-1) fees payable	8,169	3,113	3,581	3,469	4,667	8,302	10,082
Accrued expenses and other	31,422	18,121	16,941	18,606	20,448	28,963	41,387
Total Liabilities	294,703	147,552	83,940	140,461	118,041	215,722	362,359
Net Assets	$65,072,891	$32,044,396	$28,269,994	$29,781,690	$35,609,570	$63,559,564	$88,612,996
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$7,934	$4,234	$3,497	$3,625	$4,298	$7,575	$10,432
Class C	257	27	60	56	52	376	120
Class D	125	18	119	86	194	65	224
Additional paid-in capital	63,779,297	30,343,599	27,561,030	28,543,997	34,174,740	58,750,132	84,732,875
Undistributed net investment income (Note 6)	182,642	131,624	38,369	137,562	69,280	283,221	372,629
Undistributed/accumulated net realized gain (loss) (Note 6)	(1,425,476)	20,853	(772,009)	62,968	(36,656)	98,556	98,552
Net unrealized appreciation of investments	2,528,112	1,544,041	1,438,928	1,033,396	1,397,662	4,419,639	3,398,164
Net Assets	$65,072,891	$32,044,396	$28,269,994	$29,781,690	$35,609,570	$63,559,564	$88,612,996
Net Assets:
Class A	$62,083,088	$31,703,309	$26,890,839	$28,652,903	$33,681,778	$60,065,395	$85,787,237
Class C	$2,013,017	$203,671	$463,021	$445,156	$407,669	$2,982,046	$988,358
Class D	$976,786	$137,416	$916,134	$683,631	$1,520,123	$512,123	$1,837,401
Shares of Capital Stock Outstanding:
Class A	7,933,961	4,234,338	3,496,573	3,625,490	4,298,463	7,575,258	10,431,946
Class C	257,166	27,237	60,036	56,362	51,938	375,895	120,331
Class D	124,789	18,382	118,769	86,472	193,702	64,567	223,698
Net Asset Value Per Share:
Class A	$7.82	$7.49	$7.69	$7.90	$7.84	$7.93	$8.22
Class C	$7.83	$7.48	$7.71	$7.90	$7.85	$7.93	$8.21
Class D	$7.83	$7.48	$7.71	$7.91	$7.85	$7.93	$8.21
* Cost of total investments	$61,954,288	$29,957,464	$26,412,282	$28,192,814	$33,610,349	$58,610,958	$83,399,624
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2007

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$64,085,714	$26,750,871	$56,733,362	$85,005,879	$45,860,674	$68,151,668
Short-term holdings	10,543,694	2,145,000	11,058,100	11,428,750	2,704,360	3,630,250
Total investments*	74,629,408	28,895,871	67,791,462	96,434,629	48,565,034	71,781,918
Cash**	123,791	182,706	22,734	672,584	279,755	229,543
Interest receivable	1,208,556	385,588	904,696	1,462,521	836,484	1,111,431
Receivable for Capital Stock sold	—	—	469	5,029	102	127,885
Expenses prepaid to shareholder service agent	4,260	1,556	3,605	5,407	2,622	3,769
Receivable for securities sold	—	—	30,000	—	215,000	—
Other	3,636	2,056	2,752	4,388	7,706	5,077
Total Assets	75,969,651	29,467,777	68,755,718	98,584,558	49,906,703	73,259,623
Liabilities:
Payable for Capital Stock repurchased	64,210	33,366	232,610	165,602	43,963	1,129
Dividends payable	111,977	38,833	107,980	140,497	72,445	107,798
Management fee payable	33,411	12,495	30,205	43,332	21,903	32,241
Distribution and service (12b-1) fees payable	7,194	2,762	11,056	9,823	6,306	11,211
Payable for securities purchased	—	1,079,400	—	—	—	—
Accrued expenses and other	33,439	18,870	25,490	38,273	24,073	33,113
Total Liabilities	250,231	1,185,726	407,341	397,527	168,690	185,492
Net Assets	$75,719,420	$28,282,051	$68,348,377	$98,187,031	$49,738,013	$73,074,131
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$9,884	$3,643	$7,622	$12,276	$6,119	$8,293
Class C	24	6	516	99	168	498
Class D	50	36	259	80	147	233
Additional paid-in capital	72,511,756	26,521,908	64,113,868	93,497,501	47,371,331	69,042,681
Undistributed net investment income (Note 6)	339,575	131,985	171,733	325,652	219,771	249,186
Undistributed/accumulated net realized gain (loss) (Note 6)	110,397	157,398	172,429	196,976	2,255	(6,611)
Net unrealized appreciation of investments	2,747,734	1,467,075	3,881,950	4,154,447	2,138,222	3,779,851
Net Assets	$75,719,420	$28,282,051	$68,348,377	$98,187,031	$49,738,013	$73,074,131
Net Assets:
Class A	$75,152,800	$27,958,543	$62,036,218	$96,767,700	$47,305,223	$67,153,056
Class C	$182,100	$43,748	$4,203,095	$783,157	$1,297,589	$4,033,882
Class D	$384,520	$279,760	$2,109,064	$636,174	$1,135,201	$1,887,193
Shares of Capital Stock Outstanding:
Class A	9,884,306	3,642,974	7,622,160	12,275,926	6,118,728	8,292,515
Class C	23,915	5,701	515,626	98,735	167,981	498,359
Class D	50,486	36,442	258,745	80,200	146,981	233,087
Net Asset Value Per Share:
Class A	$7.60	$7.67	$8.14	$7.88	$7.73	$8.10
Class C	$7.61	$7.67	$8.15	$7.93	$7.72	$8.09
Class D	$7.62	$7.68	$8.15	$7.93	$7.72	$8.10
* Cost of total investments	$71,881,674	$27,428,796	$63,909,512	$92,280,182	$46,426,812	$68,002,067
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$5,000

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2007

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Investment Income:
Interest	$1,766,495	$832,125	$718,454	$801,191	$861,568	$1,669,029	$2,232,933
Expenses:
Management fees	170,885	81,654	72,254	76,207	90,620	161,955	227,270
Shareholder account services	57,991	28,489	25,288	26,960	35,189	58,291	83,245
Distribution and service (12b-1) fees	50,380	18,339	20,673	19,951	26,884	46,130	58,637
Registration	19,181	5,202	4,693	5,791	6,224	8,336	7,128
Auditing and legal fees	16,422	13,642	11,003	12,220	13,919	17,549	20,497
Directors’ fees and expenses	3,295	2,822	2,750	2,758	2,877	3,271	3,652
Shareholder reports and communications	2,349	1,743	1,630	825	1,186	2,122	2,530
Custody and related services	2,253	2,414	924	2,605	3,658	4,291	11,105
Miscellaneous	3,453	2,596	2,261	2,340	2,361	3,733	4,983
Total Expenses	326,209	156,901	141,476	149,657	182,918	305,678	419,047
Net Investment Income	1,440,286	675,224	576,978	651,534	678,650	1,363,351	1,813,886
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	157,577	20,903	68,671	73,212	—	104,087	100,000
Net change in unrealized appreciation of investments	(48,660)	(135,678)	(249,079)	(278,750)	(145,250)	(471,674)	(720,066)
Net Gain (Loss) on Investments	108,917	(114,775)	(180,408)	(205,538)	(145,250)	(367,587)	(620,066)
Increase in Net Assets from Operations	$1,549,203	$560,449	$396,570	$445,996	$533,400	$995,764	$1,193,820

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Investment Income:
Interest	$1,910,709	$690,312	$1,801,547	$2,421,745	$1,247,299	$1,840,038
Expenses:
Management fees	193,987	72,493	175,001	251,343	127,247	188,889
Shareholder account services	67,179	25,675	56,948	86,476	40,714	60,053
Distribution and service (12b-1) fees	42,154	15,990	64,849	56,838	36,472	65,199
Registration	6,555	5,523	7,399	7,781	5,729	6,228
Auditing and legal fees	20,673	10,169	16,334	21,572	18,483	19,439
Directors’ fees and expenses	3,459	2,776	3,318	3,738	3,030	3,334
Shareholder reports and communications	3,149	1,473	2,363	3,398	2,872	2,873
Custody and related services	9,574	3,387	2,585	13,401	8,383	10,396
Miscellaneous	4,535	2,500	4,078	5,473	3,243	4,360
Total Expenses	351,265	139,986	332,875	450,020	246,173	360,771
Net Investment Income	1,559,444	550,326	1,468,672	1,971,725	1,001,126	1,479,267
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	111,940	159,292	172,555	411,443	3,243	—
Net change in unrealized appreciation of investments	(670,225)	(368,194)	(615,089)	(755,899)	(285,523)	(152,972)
Net Loss on Investments	(558,285)	(208,902)	(442,534)	(344,456)	(282,280)	(152,972)
Increase in Net Assets from Operations	$1,001,159	$341,424	$1,026,138	$1,627,269	$718,846	$1,326,295

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	National Fund		Colorado Fund		Georgia Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$1,440,286	$3,116,702	$675,224	$1,408,833	$576,978	$1,257,385
Net realized gain on investments	157,577	146,358	20,903	251,848	68,671	98,270
Net change in unrealized appreciation of investments	(48,660)	(861,668)	(135,678)	(679,326)	(249,079)	(290,500)
Increase in Net Assets from Operations	1,549,203	2,401,392	560,449	981,355	396,570	1,065,155
Distributions to Shareholders:
Net investment income:
Class A	(1,340,673)	(2,943,037)	(649,513)	(1,377,363)	(542,444)	(1,210,851)
Class C	(36,667)	(89,012)	(3,224)	(5,659)	(6,992)	(17,749)
Class D	(17,114)	(53,346)	(2,187)	(4,855)	(13,963)	(31,850)
Total	(1,394,454)	(3,085,395)	(654,924)	(1,387,877)	(563,399)	(1,260,450)
Net realized long-term gain on investments:
Class A	—	—	(214,719)	—	—	—
Class C	—	—	(1,368)	—	—	—
Class D	—	—	(936)	—	—	—
Total	—	—	(217,023)	—	—	—
Decrease in Net Assets from Distributions	(1,394,454)	(3,085,395)	(871,947)	(1,387,877)	(563,399)	(1,260,450)
Capital Share Transactions:
Net proceeds from sales of shares	731,581	1,978,168	234,944	1,253,400	344,947	272,683
Investment of dividends	839,466	1,805,443	361,105	780,422	375,952	850,283
Exchanged from associated funds	1,375,641	2,823,692	13,332	52,561	113,705	109,377
Investment of gain distributions	—	—	154,513	—	—	—
Total	2,946,688	6,607,303	763,894	2,086,383	834,604	1,232,343
Cost of shares repurchased	(6,708,310)	(8,031,015)	(1,295,629)	(4,017,436)	(1,705,449)	(3,676,744)
Exchanged into associated funds	(749,092)	(922,246)	(17,947)	(72,370)	(42,676)	(159,101)
Total	(7,457,402)	(8,953,261)	(1,313,576)	(4,089,806)	(1,748,125)	(3,835,845)
Decrease in Net Assets from Capital Share Transactions	(4,510,714)	(2,345,958)	(549,682)	(2,003,423)	(913,521)	(2,603,502)
Decrease in Net Assets	(4,355,965)	(3,029,961)	(861,180)	(2,409,945)	(1,080,350)	(2,798,797)
Net Assets:
Beginning of period	69,428,856	72,458,817	32,905,576	35,315,521	29,350,344	32,149,141
End of Period*	$65,072,891	$69,428,856	$32,044,396	$32,905,576	$28,269,994	$29,350,344
* Including undistributed net investment income as follows:	$182,642	$136,810	$131,624	$111,324	$38,369	$24,790

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$651,534	$1,428,459	$678,650	$1,530,063	$1,363,351	$2,889,659
Net realized gain on investments	73,212	66,839	—	219,084	104,087	260,270
Net change in unrealized appreciation of investments	(278,750)	(365,685)	(145,250)	(362,613)	(471,674)	(1,269,463)
Increase in Net Assets from Operations	445,996	1,129,613	533,400	1,386,534	995,764	1,880,466
Distributions to Shareholders:
Net investment income:
Class A	(604,721)	(1,384,614)	(619,997)	(1,467,285)	(1,283,389)	(2,754,557)
Class C	(6,791)	(23,714)	(5,852)	(15,244)	(42,488)	(79,102)
Class D	(10,457)	(19,643)	(20,810)	(53,419)	(8,267)	(18,372)
Total	(621,969)	(1,427,971)	(646,659)	(1,535,948)	(1,334,144)	(2,852,031)
Net realized long-term gain on investments:
Class A	(89,697)	(114,883)	(256,397)	(109,935)	(295,071)	(245,532)
Class C	(1,186)	(2,301)	(3,413)	(1,216)	(11,477)	(8,973)
Class D	(1,807)	(1,802)	(11,486)	(5,518)	(2,450)	(2,163)
Total	(92,690)	(118,986)	(271,296)	(116,669)	(308,998)	(256,668)
Decrease in Net Assets from Distributions	(714,659)	(1,546,957)	(917,955)	(1,652,617)	(1,643,142)	(3,108,699)
Capital Share Transactions:
Net proceeds from sales of shares	543,570	936,043	157,073	595,855	1,332,342	754,529
Investment of dividends	402,973	869,125	427,716	986,037	809,033	1,730,156
Exchanged from associated funds	43	124,342	93,158	472,287	26,058	210,453
Investment of gain distributions	68,684	87,103	213,974	91,091	235,396	195,415
Total	1,015,270	2,016,613	891,921	2,145,270	2,402,829	2,890,553
Cost of shares repurchased	(2,061,071)	(9,568,313)	(1,552,040)	(6,010,384)	(3,562,423)	(8,767,521)
Exchanged into associated funds	(30,088)	(280,463)	(7,776)	(707,868)	(27,636)	(233,024)
Total	(2,091,159)	(9,848,776)	(1,559,816)	(6,718,252)	(3,590,059)	(9,000,545)
Decrease in Net Assets from Capital Share Transactions	(1,075,889)	(7,832,163)	(667,895)	(4,572,982)	(1,187,230)	(6,109,992)
Decrease in Net Assets	(1,344,552)	(8,249,507)	(1,052,450)	(4,839,065)	(1,834,608)	(7,338,225)
Net Assets:
Beginning of period	31,126,242	39,375,749	36,662,020	41,501,085	65,394,172	72,732,397
End of Period*	$29,781,690	$31,126,242	$35,609,570	$36,662,020	$63,559,564	$65,394,172
* Including undistributed net investment income as follows:	$137,562	$107,997	$69,280	$37,289	$283,221	$254,014

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Michigan Fund		Minnesota Fund		Missouri Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$1,813,886	$4,000,174	$1,559,444	$3,299,019	$550,326	$1,215,615
Net realized gain on investments	100,000	600,732	111,940	76,568	159,292	178,509
Net change in unrealized appreciation of investments	(720,066)	(1,673,604)	(670,225)	(972,170)	(368,194)	(396,609)
Increase in Net Assets from Operations	1,193,820	2,927,302	1,001,159	2,403,417	341,424	997,515
Distributions to Shareholders:
Net investment income:
Class A	(1,698,335)	(3,829,166)	(1,498,644)	(3,204,534)	(517,596)	(1,183,212)
Class C	(14,330)	(28,806)	(3,610)	(7,529)	(598)	(1,684)
Class D	(29,227)	(65,235)	(7,664)	(19,519)	(4,153)	(10,383)
Total	(1,741,892)	(3,923,207)	(1,509,918)	(3,231,582)	(522,347)	(1,195,279)
Net realized long-term gain on investments:
Class A	(640,700)	(340,602)	(121,235)	(65,483)	(200,747)	(79,200)
Class C	(6,924)	(3,167)	(390)	(222)	(307)	(151)
Class D	(14,980)	(7,224)	(823)	(534)	(2,146)	(924)
Total	(662,604)	(350,993)	(122,448)	(66,239)	(203,200)	(80,275)
Decrease in Net Assets from Distributions	(2,404,496)	(4,274,200)	(1,632,366)	(3,297,821)	(725,547)	(1,275,554)
Capital Share Transactions:
Net proceeds from sales of shares	393,724	1,261,568	648,983	1,022,326	220,695	354,110
Investment of dividends	1,147,519	2,520,394	1,050,423	2,212,560	306,260	697,947
Exchanged from associated funds	218,155	835,021	281,677	87,032	—	6,165
Investment of gain distributions	514,663	270,523	98,076	52,386	145,773	57,744
Total	2,274,061	4,887,506	2,079,159	3,374,304	672,728	1,115,966
Cost of shares repurchased	(5,169,097)	(13,130,509)	(4,353,405)	(8,908,931)	(1,373,748)	(3,096,406)
Exchanged into associated funds	(278,338)	(448,067)	(327,093)	(326,495)	(82,441)	(142,168)
Total	(5,447,435)	(13,578,576)	(4,680,498)	(9,235,426)	(1,456,189)	(3,238,574)
Decrease in Net Assets from Capital Share Transactions	(3,173,374)	(8,691,070)	(2,601,339)	(5,861,122)	(783,461)	(2,122,608)
Decrease in Net Assets	(4,384,050)	(10,037,968)	(3,232,546)	(6,755,526)	(1,167,584)	(2,400,647)
Net Assets:
Beginning of period	92,997,046	103,035,014	78,951,966	85,707,492	29,449,635	31,850,282
End of Period*	$88,612,996	$92,997,046	$75,719,420	$78,951,966	$28,282,051	$29,449,635
* Including undistributed net investment income as follows:	$372,629	$300,635	$339,575	$290,049	$131,985	$104,006

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New York Fund		Ohio Fund		Oregon Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$1,468,672	$3,034,185	$1,971,725	$4,125,106	$1,001,126	$2,185,039
Net realized gain (loss) on investments	172,555	26,764	411,443	(219,550)	3,243	352,746
Net change in unrealized appreciation of investments	(615,089)	(567,527)	(755,899)	(1,088,386)	(285,523)	(569,200)
Increase in Net Assets from Operations	1,026,138	2,493,422	1,627,269	2,817,170	718,846	1,968,585
Distributions to Shareholders:
Net investment income:
Class A	(1,328,085)	(2,761,332)	(1,865,028)	(4,045,246)	(920,847)	(2,068,465)
Class C	(77,618)	(160,152)	(11,777)	(26,338)	(18,936)	(40,875)
Class D	(35,259)	(75,789)	(9,136)	(22,356)	(16,887)	(40,429)
Total	(1,440,962)	(2,997,273)	(1,885,941)	(4,093,940)	(956,670)	(2,149,769)
Net realized long-term gain on investments:
Class A	(23,312)	(140,310)	—	(226,931)	(384,647)	(87,714)
Class C	(1,781)	(10,120)	—	(1,962)	(10,103)	(2,125)
Class D	(780)	(4,941)	—	(1,634)	(9,046)	(2,593)
Total	(25,873)	(155,371)	—	(230,527)	(403,796)	(92,432)
Decrease in Net Assets from Distributions	(1,466,835)	(3,152,644)	(1,885,941)	(4,324,467)	(1,360,466)	(2,242,201)
Capital Share Transactions:
Net proceeds from sales of shares	680,017	1,602,997	829,422	1,369,336	1,397,205	1,941,237
Investment of dividends	913,988	1,876,407	1,207,576	2,564,404	615,405	1,343,905
Exchanged from associated funds	90,520	174,211	5,867	44,756	29,028	144,499
Investment of gain distributions	20,137	122,615	—	178,565	325,124	73,500
Total	1,704,662	3,776,230	2,042,865	4,157,061	2,366,762	3,503,141
Cost of shares repurchased	(3,605,370)	(8,629,602)	(5,546,287)	(9,375,883)	(4,099,712)	(5,967,376)
Exchanged into associated funds	(148,483)	(648,332)	(338,173)	(268,832)	(328,980)	(652,323)
Total	(3,753,853)	(9,277,934)	(5,884,460)	(9,644,715)	(4,428,692)	(6,619,699)
Decrease in Net Assets from Capital Share Transactions	(2,049,191)	(5,501,704)	(3,841,595)	(5,487,654)	(2,061,930)	(3,116,558)
Decrease in Net Assets	(2,489,888)	(6,160,926)	(4,100,267)	(6,994,951)	(2,703,550)	(3,390,174)
Net Assets:
Beginning of period	70,838,265	76,999,191	102,287,298	109,282,249	52,441,563	55,831,737
End of Period*	$68,348,377	$70,838,265	$98,187,031	$102,287,298	$49,738,013	$52,441,563
* Including undistributed net investment income as follows:	$171,733	$144,023	$325,652	$239,868	$219,771	$175,315
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	South Carolina Fund
	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations:
Net investment income	$1,479,267	$3,108,732
Net realized gain on investments	—	402,473
Net change in unrealized appreciation of investments	(152,972)	(864,387)
Increase in Net Assets from Operations	1,326,295	2,646,818
Distributions to Shareholders:
Net investment income:
Class A	(1,343,664)	(2,861,576)
Class C	(61,115)	(128,515)
Class D	(30,095)	(71,298)
Total	(1,434,874)	(3,061,389)
Net realized long-term gain on investments:
Class A	(388,845)	—
Class C	(22,658)	—
Class D	(11,174)	—
Total	(422,677)	—
Decrease in Net Assets from Distributions	(1,857,551)	(3,061,389)
Capital Share Transactions:
Net proceeds from sales of shares	1,493,203	4,396,691
Investment of dividends	946,282	2,020,091
Exchanged from associated funds	7,665	476,195
Investment of gain distributions	343,662	—
Total	2,790,812	6,892,977
Cost of shares repurchased	(6,118,233)	(12,084,343)
Exchanged into associated funds	(79,973)	(276,594)
Total	(6,198,206)	(12,360,937)
Decrease in Net Assets from Capital Share Transactions	(3,407,394)	(5,467,960)
Decrease in Net Assets	(3,938,650)	(5,882,531)
Net Assets:
Beginning of period	77,012,781	82,895,312
End of Period*	$73,074,131	$77,012,781
* Including undistributed net investment income as follows:	$249,186	$204,793

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”).

Each Fund of the Series offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Federal Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2007, the interest rates paid on these notes ranged from 3.47% to 3.81%.

d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2007, distribution and service (12b-1) fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Series’ insurance policies.

3.	Management Fee, Distribution Services, and Other Transactions —The Manager manages the affairs of the Funds and provides the necessary personnel and facilities. Compensation of all Officers of the Funds, all Directors of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A and Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
National	$2,561	$8,893
Colorado	932	7,059
Georgia	1,417	9,217
Louisiana	1,614	11,645
Maryland	997	3,950
Massachusetts	2,294	22,675
Michigan	1,290	8,800
Minnesota	2,538	17,648
Missouri	916	7,337
New York	4,128	17,363
Ohio	3,014	20,301
Oregon	4,531	34,687
South Carolina	4,710	30,674

Notes to Financial Statements (unaudited)

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2007, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$33,673	Minnesota	$38,337
Colorado	16,608	Missouri	14,237
Georgia	13,753	New York	30,585
Louisiana	14,573	Ohio	49,475
Maryland	17,053	Oregon	24,125
Massachusetts	30,589	South Carolina	34,486
Michigan	43,944

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2007, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
National	$11,392	$5,315	Minnesota	$1,218	$2,599
Colorado	1,032	699	Missouri	220	1,533
Georgia	2,309	4,611	New York	23,570	10,694
Louisiana	2,116	3,262	Ohio	4,146	3,217
Maryland	2,157	7,674	Oregon	6,524	5,823
Massachusetts	13,004	2,537	South Carolina	20,572	10,141
Michigan	4,832	9,861

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended March 31, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
National	$ 4,215	Minnesota	$ 1,150
Colorado	1,421	Missouri	585
Georgia	556	New York	5,148
Louisiana	581	Ohio	2,336
Maryland	771	Oregon	488
Massachusetts	1,305	South Carolina	2,410
Michigan	1,258

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2007, such charges were as follows:

Fund		Fund
National	$101	Minnesota	$—
Colorado	56	Missouri	—
Georgia	159	New York	483
Louisiana	—	Ohio	74
Maryland	—	Oregon	—
Massachusetts	307	South Carolina	300
Michigan	165

Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Series’ Directors as follows:

Fund		Fund
National	$57,991	Minnesota	$67,179
Colorado	28,489	Missouri	25,675
Georgia	25,288	New York	56,948
Louisiana	26,960	Ohio	86,476
Maryland	35,189	Oregon	40,714
Massachusetts	58,291	South Carolina	60,053
Michigan	83,245

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2009, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2007, the Series’ potential obligation under the Guaranties was $84,600. As of March 31, 2007, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in Directors’ fees and expenses, and the accumulated balances thereof at March 31, 2007 are included in accrued expenses and other liabilities as follows:

Notes to Financial Statements (unaudited)

Fund		Fund
National	$222	Minnesota	$230
Colorado	194	Missouri	191
Georgia	191	New York	224
Louisiana	192	Ohio	249
Maryland	197	Oregon	209
Massachusetts	220	South Carolina	228
Michigan	241

4.	Committed Line of Credit — The Series is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2007.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007, were as follows:

Fund	Purchases	Sales
National	$11,649,791	$9,019,361
Colorado	3,316,320	2,750,000
Georgia	1,162,470	2,553,560
Louisiana	1,087,970	2,750,000
Maryland	1,570,980	2,000,000
Massachusetts	2,553,564	2,048,080
Michigan	7,525,270	5,100,000
Minnesota	3,231,429	5,481,510
Missouri	5,539,057	6,060,500
New York	2,204,550	3,639,100
Ohio	8,009,778	10,332,500
Oregon	—	1,107,900
South Carolina	—	40,000

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended March 31, 2007, and will vary from the final tax information as of the Fund’s year end.

At March 31, 2007, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$61,785,853
Colorado	29,830,031
Georgia	26,348,141
Louisiana	28,073,483
Maryland	33,552,303
Massachusetts	58,350,874
Michigan	83,049,428
Minnesota	71,590,808
Missouri	27,315,084
New York	63,782,189
Ohio	91,970,849
Oregon	46,227,683
South Carolina	67,772,751

Notes to Financial Statements (unaudited)

At March 31, 2007, the tax basis components of accumulated earnings were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$2,757,268	$1,688,619	$1,525,049	$1,171,625	$1,529,576
Gross unrealized depreciation of portfolio securities	(60,721)	(17,145)	(21,980)	(18,898)	(73,868)
Net unrealized appreciation of portfolio securities	2,696,547	1,671,474	1,503,069	1,152,727	1,455,708
Undistributed tax-exempt income	6,907	1,334	—	8,895	—
Capital loss carryforward	(1,583,053)	—	(840,680)	—	—
Current period net realized gain	164,877	—	71,735	—	—
Undistributed net realized gain	—	23,709	—	72,304	2,144
Total accumulated earnings	$1,285,278	$1,696,517	$734,124	$1,233,926	$1,457,852

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$4,736,015	$3,791,725	$3,073,764	$1,608,169	$4,010,846
Gross unrealized depreciation of portfolio securities	(56,292)	(43,365)	(35,164)	(27,382)	(1,573)
Net unrealized appreciation of portfolio securities	4,679,723	3,748,360	3,038,600	1,580,787	4,009,273
Undistributed tax-exempt income	11,783	22,433	12,112	10,209	13,985
Undistributed net realized gain	109,909	98,552	146,994	165,463	202,855
Total accumulated earnings	$4,801,415	$3,869,345	$3,197,706	$1,756,459	$4,226,113

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$4,668,255	$2,337,351	$4,009,167
Gross unrealized depreciation of portfolio securities	(204,475)	—	—
Net unrealized appreciation of portfolio securities	4,463,780	2,337,351	4,009,167
Undistributed tax-exempt income	3,667	20,181	19,870
Undistributed/accumulated net realized gain (loss)	209,629	2,718	(6,611)
Total accumulated earnings	$4,677,076	$2,360,250	$4,022,426

The tax characterization of distributions paid was as follows:

	Six Months Ended 3/31/07	Year Ended 9/30/06
Tax-exempt income:
National	$1,394,454	$3,085,395
Colorado	654,924	1,387,877
Georgia	563,399	1,260,450
Louisiana	621,969	1,427,971
Maryland	646,659	1,535,948
Massachusetts	1,334,144	2,852,031
Michigan	1,741,892	3,923,207
Minnesota	1,509,918	3,231,582
Missouri	522,347	1,195,279
New York	1,440,962	2,997,273
Ohio	1,885,941	4,093,940
Oregon	956,670	2,149,769
South Carolina	1,434,874	3,061,389

	Six Months Ended 3/31/07	Year Ended 9/30/06
Long-term capital gains:
National	$—	$—
Colorado	217,023	—
Georgia	—	—
Louisiana	92,690	118,986
Maryland	271,296	116,669
Massachusetts	308,998	256,668
Michigan	662,604	350,993
Minnesota	122,448	66,239
Missouri	203,200	80,275
New York	25,873	155,371
Ohio	—	230,527
Oregon	403,796	92,432
South Carolina	422,677	—

At September 30, 2006, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,583,053 and $840,680, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Fund, $1,578,299 expires in 2011 and $4,754 expires in 2012. For the Georgia Fund, $840,680 expires in 2013. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, from November 1, 2005 through September 30, 2006, the Ohio Fund incurred $214,467 of net realized capital losses. As permitted by tax regulations, the Ohio Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2007. These losses will be available to offset future taxable net gains.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Funds have 1,300,000,000 shares of Capital Stock authorized. At March 31, 2007, 100,000,000 shares were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	88,395	$690,886	217,611	$1,700,114	5,200	$40,692	35,523	$277,803
Investment of dividends	102,668	803,498	218,738	1,709,332	2,951	23,089	7,183	56,154
Exchanged from associated funds	161,299	1,261,336	328,328	2,573,972	8,532	66,723	15,009	117,100
Total	352,362	2,755,720	764,677	5,983,418	16,683	130,504	57,715	451,057
Cost of shares repurchased	(770,956)	(6,032,475)	(842,780)	(6,586,224)	(56,968)	(446,644)	(135,264)	(1,056,156)
Exchanged into associated funds	(80,864)	(632,855)	(98,564)	(771,908)	(2,618)	(20,500)	(2,667)	(20,909)
Total	(851,820)	(6,665,330)	(941,344)	(7,358,132)	(59,586)	(467,144)	(137,931)	(1,077,065)
Decrease	(499,458)	$(3,909,610)	(176,667)	$(1,374,714)	(42,903)	$(336,640)	(80,216)	$(626,008)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$3	32	$251
Investment of dividends	1,646	12,879	5,112	39,957
Exchanged from associated funds	6,069	47,582	16,976	132,620
Total	7,715	60,464	22,120	172,828
Cost of shares repurchased	(29,353)	(229,191)	(49,785)	(388,635)
Exchanged into associated funds	(12,256)	(95,737)	(16,663)	(129,429)
Total	(41,609)	(324,928)	(66,448)	(518,064)
Decrease	(33,894)	$(264,464)	(44,328)	$(345,236)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	31,341	$234,821	151,156	$1,142,758	15	$116	13,246	$100,453
Investment of dividends	47,587	357,123	102,212	772,741	256	1,916	379	2,861
Exchanged from associated funds	1,777	13,332	6,909	52,561	—	—	—	—
Investment of gain distributions	20,293	152,209	—	—	183	1,368	—	—
Total	100,998	757,485	260,277	1,968,060	454	3,400	13,625	103,314
Cost of shares repurchased	(171,399)	(1,286,353)	(528,950)	(3,992,539)	(545)	(4,070)	(2)	(11)
Exchanged into associated funds	(2,380)	(17,947)	(9,517)	(72,370)	—	—	—	—
Total	(173,779)	(1,304,300)	(538,467)	(4,064,909)	(545)	(4,070)	(2)	(11)
Increase (decrease)	(72,781)	$(546,815)	(278,190)	$(2,096,849)	(91)	$(670)	13,623	$103,303

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1	$7	1,348	$10,189
Investment of dividends	276	2,066	639	4,820
Investment of gain distributions	125	936	—	—
Total	402	3,009	1,987	15,009
Cost of shares repurchased	(696)	(5,206)	(3,314)	(24,886)
Total	(696)	(5,206)	(3,314)	(24,886)
Decrease	(294)	$(2,197)	(1,327)	$(9,877)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	35,905	$277,383	33,785	$260,348	126	$975	1,032	$7,948
Investment of dividends	46,716	360,745	106,276	817,821	613	4,747	1,524	11,758
Exchanged from associated funds	5,664	43,671	13,165	101,485	9,096	70,034	—	—
Total	88,285	681,799	153,226	1,179,654	9,835	75,756	2,556	19,706
Cost of shares repurchased	(201,704)	(1,555,362)	(434,487)	(3,347,032)	(12,342)	(95,762)	(15,184)	(116,803)
Exchanged into associated funds	(5,517)	(42,676)	(17,969)	(138,197)	—	—	—	—
Total	(207,221)	(1,598,038)	(452,456)	(3,485,229)	(12,342)	(95,762)	(15,184)	(116,803)
Decrease	(118,936)	$(916,239)	(299,230)	$(2,305,575)	(2,507)	$(20,006)	(12,628)	$(97,097)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	8,567	$66,589	568	$4,387
Investment of dividends	1,351	10,460	2,683	20,704
Exchanged from associated funds	—	—	1,030	7,892
Total	9,918	77,049	4,281	32,983
Cost of shares repurchased	(7,004)	(54,325)	(27,589)	(212,909)
Exchanged into associated funds	—	—	(2,711)	(20,904)
Total	(7,004)	(54,325)	(30,300)	(233,813)
Increase (decrease)	2,914	$22,724	(26,019)	$(200,830)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45,401	$360,129	103,969	$827,993	12,718	$100,857	12,516	$99,501
Investment of dividends	49,005	388,483	104,464	832,887	850	6,734	2,797	22,299
Exchanged from associated funds	5	43	15,649	124,342	—	—	—	—
Investment of gain distributions	8,346	66,264	10,483	83,640	140	1,108	273	2,176
Total	102,757	814,919	234,565	1,868,862	13,708	108,699	15,586	123,976
Cost of shares repurchased	(220,898)	(1,749,718)	(1,170,987)	(9,345,223)	(39,116)	(311,353)	(28,046)	(222,910)
Exchanged into associated funds	(3,809)	(30,088)	(35,088)	(280,463)	—	—	—	—
Total	(224,707)	(1,779,806)	(1,206,075)	(9,625,686)	(39,116)	(311,353)	(28,046)	(222,910)
Decrease	(121,950)	$(964,887)	(971,510)	$(7,756,824)	(25,408)	$(202,654)	(12,460)	$(98,934)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	10,389	$82,584	1,076	$8,549
Investment of dividends	978	7,756	1,748	13,939
Investment of gain distributions	165	1,312	161	1,287
Total	11,532	91,652	2,985	23,775
Cost of shares repurchased	—	—	(22)	(180)
Total	—	—	(22)	(180)
Increase	11,532	$91,652	2,963	$23,595

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20,038	$156,959	54,668	$430,817	6	$49	17,889	$140,864
Investment of dividends	51,413	404,462	117,980	928,476	724	5,703	1,592	12,547
Exchanged from associated funds	11,784	93,158	59,713	472,287	—	—	—	—
Investment of gain distributions	25,465	200,846	10,812	85,187	406	3,210	148	1,165
Total	108,700	855,425	243,173	1,916,767	1,136	8,962	19,629	154,576
Cost of shares repurchased	(181,052)	(1,425,644)	(701,670)	(5,523,237)	(11,028)	(87,171)	(10,554)	(83,321)
Exchanged into associated funds	(990)	(7,776)	(84,471)	(666,915)	—	—	—	—
Total	(182,042)	(1,433,420)	(786,141)	(6,190,152)	(11,028)	(87,171)	(10,554)	(83,321)
Increase (decrease)	(73,342)	$(577,995)	(542,968)	$(4,273,385)	(9,892)	$(78,209)	9,075	$71,255

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Maryland Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	8	$65	3,059	$24,174
Investment of dividends	2,227	17,551	5,710	45,014
Investment of gain distributions	1,256	9,918	601	4,739
Total	3,491	27,534	9,370	73,927
Cost of shares repurchased	(4,967)	(39,225)	(51,208)	(403,826)
Exchanged into associated funds	—	—	(5,184)	(40,953)
Total	(4,967)	(39,225)	(56,392)	(444,779)
Decrease	(1,476)	$(11,691)	(47,022)	$(370,852)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	84,977	$678,133	57,838	$462,839	82,275	$654,209	36,346	$291,595
Investment of dividends	98,521	784,183	209,999	1,682,032	2,481	19,766	4,637	37,158
Exchanged from associated funds	577	4,620	26,352	210,453	—	—	—	—
Investment of gain distributions	28,398	226,616	23,583	189,602	922	7,357	562	4,514
Total	212,473	1,693,552	317,772	2,544,926	85,678	681,332	41,545	333,267
Cost of shares repurchased	(428,140)	(3,409,064)	(1,046,125)	(8,373,236)	(15,586)	(124,679)	(37,902)	(303,263)
Exchanged into associated funds	(3,466)	(27,636)	(21,273)	(169,764)	—	—	(7,927)	(63,260)
Total	(431,606)	(3,436,700)	(1,067,398)	(8,543,000)	(15,586)	(124,679)	(45,829)	(366,523)
Increase (decrease)	(219,133)	$(1,743,148)	(749,626)	$(5,998,074)	70,092	$556,653	(4,284)	$(33,256)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Massachusetts Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	12	$95
Investment of dividends	639	5,084	1,368	10,966
Exchanged from associated funds	2,704	21,438
Investment of gain distributions	178	1,423	162	1,299
Total	3,521	27,945	1,542	12,360
Cost of shares repurchased	(3,593)	(28,680)	(11,396)	(91,022)
Total	(3,593)	(28,680)	(11,396)	(91,022)
Decrease	(72)	$(735)	(9,854)	$(78,662)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	43,766	$361,481	123,690	$1,028,228	3,309	$27,243	24,724	$205,245
Investment of dividends	136,242	1,125,564	297,329	2,474,378	1,377	11,364	2,846	23,651
Exchanged from associated funds	24,546	203,154	94,629	789,006	—	—	1,806	14,937
Investment of gain distributions	60,547	501,327	31,699	264,683	835	6,902	364	3,038
Total	265,101	2,191,526	547,347	4,556,295	5,521	45,509	29,740	246,871
Cost of shares repurchased	(596,707)	(4,932,615)	(1,543,815)	(12,837,741)	(243)	(2,008)	(23,557)	(196,072)
Exchanged into associated funds	(33,647)	(278,338)	(53,702)	(448,067)	—	—	—	—
Total	(630,354)	(5,210,953)	(1,597,517)	(13,285,808)	(243)	(2,008)	(23,557)	(196,072)
Increase (decrease)	(365,253)	$(3,019,427)	(1,050,170)	$(8,729,513)	5,278	$43,501	6,183	$50,799

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Michigan Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	610	$5,000	3,367	$28,095
Investment of dividends	1,283	10,591	2,691	22,365
Exchanged from associated funds	1,801	15,001	3,731	31,078
Investment of gain distributions	778	6,434	336	2,802
Total	4,472	37,026	10,125	84,340
Cost of shares repurchased	(28,405)	(234,474)	(11,627)	(96,696)
Total	(28,405)	(234,474)	(11,627)	(96,696)
Decrease	(23,933)	$(197,448)	(1,502)	$(12,356)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	84,958	$648,645	132,039	$1,011,793	—	$—	1,303	$10,000
Investment of dividends	136,737	1,043,527	287,092	2,196,989	338	2,580	716	5,483
Exchanged from associated funds	36,819	281,677	11,310	87,032	—	—	—	—
Investment of gain distributions	12,715	97,277	6,763	51,940	37	286	23	173
Total	271,229	2,071,126	437,204	3,347,754	375	2,866	2,042	15,656
Cost of shares repurchased	(527,865)	(4,031,644)	(1,141,549)	(8,729,102)	(8,907)	(68,052)	(6,581)	(50,401)
Exchanged into associated funds	(42,742)	(327,093)	(42,547)	(326,495)	—	—	—	—
Total	(570,607)	(4,358,737)	(1,184,096)	(9,055,597)	(8,907)	(68,052)	(6,581)	(50,401)
Decrease	(299,378)	$(2,287,611)	(746,892)	$(5,707,843)	(8,532)	$(65,186)	(4,539)	$(34,745)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Minnesota Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45	$338	70	$533
Investment of dividends	565	4,316	1,318	10,088
Investment of gain distributions	67	513	35	273
Total	677	5,167	1,423	10,894
Cost of shares repurchased	(33,155)	(253,709)	(16,843)	(129,428)
Total	(33,155)	(253,709)	(16,843)	(129,428)
Decrease	(32,478)	$(248,542)	(15,420)	$(118,534)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28,579	$220,656	45,871	$353,899	—	$—	—	$—
Investment of dividends	39,185	302,593	89,087	688,482	—	—	26	202
Exchanged from associated funds	—	—	792	6,165	—	—	—	—
Investment of gain distributions	18,571	143,739	7,332	56,824	17	139	12	89
Total	86,335	666,988	143,082	1,105,370	17	139	38	291
Cost of shares repurchased	(174,032)	(1,343,371)	(380,568)	(2,940,093)	—	—	(12,368)	(96,461)
Exchanged into associated funds	(10,665)	(82,441)	(18,505)	(142,168)	—	—	—	—
Total	(184,697)	(1,425,812)	(399,073)	(3,082,261)	—	—	(12,368)	(96,461)
Increase (decrease)	(98,362)	$(758,824)	(255,991)	$(1,976,891)	17	$139	(12,330)	$(96,170)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	5	$39	27	$211
Investment of dividends	475	3,667	1,198	9,263
Investment of gain distributions	245	1,895	107	831
Total	725	5,601	1,332	10,305
Cost of shares repurchased	(3,933)	(30,377)	(7,784)	(59,852)
Total	(3,933)	(30,377)	(7,784)	(59,852)
Decrease	(3,208)	$(24,776)	(6,452)	$(49,547)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	80,995	$663,452	176,579	$1,443,682	2,024	$16,565	15,882	$129,531
Investment of dividends	103,221	843,430	209,297	1,708,560	5,045	41,284	13,296	108,688
Exchanged from associated funds	11,062	90,520	9,685	79,181	—	—	7,830	64,060
Investment of gain distributions	2,235	18,323	13,497	110,397	133	1,095	986	8,074
Total	197,513	1,615,725	409,058	3,341,820	7,202	58,944	37,994	310,353
Cost of shares repurchased	(356,150)	(2,914,858)	(970,836)	(7,919,838)	(78,819)	(644,661)	(41,394)	(337,708)
Exchanged into associated funds	(7,400)	(60,531)	(72,723)	(594,913)	(10,716)	(87,686)	(2,464)	(19,860)
Total	(363,550)	(2,975,389)	(1,043,559)	(8,514,751)	(89,535)	(732,347)	(43,858)	(357,568)
Decrease	(166,037)	$(1,359,664)	(634,501)	$(5,172,931)	(82,333)	$(673,403)	(5,864)	$(47,215)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	3,640	$29,784
Investment of dividends	3,577	29,274	7,235	59,159
Exchanged from associated funds	—	—	3,825	30,970
Investment of gain distributions	88	719	506	4,144
Total	3,665	29,993	15,206	124,057
Cost of shares repurchased	(5,609)	(45,851)	(45,623)	(372,056)
Exchanged into associated funds	(33)	(266)	(4,092)	(33,559)
Total	(5,642)	(46,117)	(49,715)	(405,615)
Decrease	(1,977)	$(16,124)	(34,509)	$(281,558)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	104,026	$821,700	165,131	$1,302,753	971	$7,722	2,070	$16,488
Investment of dividends	150,789	1,190,380	320,304	2,526,477	1,134	9,007	2,286	18,138
Exchanged from associated funds	514	4,064	5,312	41,781	227	1,803	—	—
Investment of gain distributions	—	—	22,166	175,557	—	—	193	1,537
Total	255,329	2,016,144	512,913	4,046,568	2,332	18,532	4,549	36,163
Cost of shares repurchased	(676,544)	(5,341,601)	(1,165,022)	(9,194,123)	(9,707)	(77,065)	(12,846)	(101,585)
Exchanged into associated funds	(42,792)	(338,173)	(34,064)	(268,832)	—	—	—	—
Total	(719,336)	(5,679,774)	(1,199,086)	(9,462,955)	(9,707)	(77,065)	(12,846)	(101,585)
Decrease	(464,007)	$(3,663,630)	(686,173)	$(5,416,387)	(7,375)	$(58,533)	(8,297)	$(65,422)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Ohio Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	6,325	$50,095
Investment of dividends	1,031	8,189	2,494	19,789
Exchanged from associated funds	—	—	373	2,975
Investment of gain distributions	—	—	185	1,471
Total	1,031	8,189	9,377	74,330
Cost of shares repurchased	(16,046)	(127,621)	(10,115)	(80,175)
Total	(16,046)	(127,621)	(10,115)	(80,175)
Decrease	(15,015)	$(119,432)	(738)	$(5,845)
	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	174,168	$1,350,393	205,616	$1,597,654	91	$713	3,789	$29,548
Investment of dividends	75,560	586,710	163,931	1,277,282	2,413	18,715	5,226	40,697
Exchanged from associated funds	3,705	29,028	18,573	144,499	—	—	—	—
Investment of gain distributions	39,527	307,517	8,866	69,151	1,293	10,044	271	2,114
Total	292,960	2,273,648	396,986	3,088,586	3,797	29,472	9,286	72,359
Cost of shares repurchased	(500,578)	(3,890,869)	(724,326)	(5,640,983)	(3,772)	(29,414)	(4,386)	(33,947)
Exchanged into associated funds	(42,487)	(328,980)	(55,586)	(432,323)	—	—	—	—
Total	(543,065)	(4,219,849)	(779,912)	(6,073,306)	(3,772)	(29,414)	(4,386)	(33,947)
Increase (decrease)	(250,105)	$(1,946,201)	(382,926)	$(2,984,720)	25	$58	4,900	$38,412

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	5,939	$46,099	40,249	$314,035
Investment of dividends	1,287	9,980	3,329	25,926
Investment of gain distributions	973	7,563	287	2,235
Total	8,199	63,642	43,865	342,196
Cost of shares repurchased	(22,992)	(179,429)	(37,414)	(292,446)
Exchanged into associated funds	—	—	(28,097)	(220,000)
Total	(22,992)	(179,429)	(65,511)	(512,446)
Decrease	(14,793)	$(115,787)	(21,646)	$(170,250)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/07		Year Ended 9/30/06		Six Months Ended 3/31/07		Year Ended 9/30/06
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	148,517	$1,208,285	468,859	$3,804,106	32,945	$268,108	43,000	$348,693
Investment of dividends	108,498	881,133	231,479	1,876,767	5,417	43,970	11,522	93,378
Exchanged from associated funds	944	7,665	58,307	476,195	—	—	—	—
Investment of gain distributions	38,794	315,804	—	—	2,276	18,525	—	—
Total	296,753	2,412,887	758,645	6,157,068	40,638	330,603	54,522	442,071
Cost of shares repurchased	(701,115)	(5,698,711)	(1,239,503)	(10,039,282)	(27,509)	(223,337)	(163,755)	(1,328,011)
Exchanged into associated funds	(1,235)	(10,026)	(30,910)	(249,765)	(8,679)	(69,947)	—	—
Total	(702,350)	(5,708,737)	(1,270,413)	(10,289,047)	(36,188)	(293,284)	(163,755)	(1,328,011)
Increase (decrease)	(405,597)	$(3,295,850)	(511,768)	$(4,131,979)	4,450	$37,319	(109,233)	$(885,940)

	Class D
	Six Months Ended 3/31/07		Year Ended 9/30/06
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,073	$16,810	30,020	$243,892
Investment of dividends	2,609	21,179	6,162	49,946
Investment of gain distributions	1,146	9,333	—	—
Total	5,828	47,322	36,182	293,838
Cost of shares repurchased	(24,130)	(196,185)	(88,566)	(717,050)
Exchanged into associated funds	—	—	(3,320)	(26,829)
Total	(24,130)	(196,185)	(91,886)	(743,879)
Decrease	(18,302)	$(148,863)	(55,704)	$(450,041)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Fund Series, Inc.).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of

Notes to Financial Statements (unaudited)

the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9. Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and, in accordance with recent SEC guidance, can be implemented within the first required financial statement reporting period. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.81		$7.88	$7.97	$7.98	$8.05	$ 7.98
Income from Investment Operations:
Net investment income	0.17		0.35	0.34	0.34	0.33	0.37
Net realized and unrealized gain (loss) on investments	—		(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.17		0.28	0.25	0.33	0.26	0.43
Less Distributions:
Dividends from net investment income	(0.16)		(0.35)	(0.34)	(0.34)	(0.33)	(0.36)
Total Distributions	(0.16)		(0.35)	(0.34)	(0.34)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.82		$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	2.22%		3.58%	3.18%	4.16%	3.29%	5.62%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$62,083		$65,846	$67,861	$73,970	$86,905	$89,243
Ratio of expenses to average net assets	0.91%	†	0.92%	0.94%	0.91%	0.95%	0.89%
Ratio of net investment income to average net assets	4.26%	†	4.46%	4.29%	4.22%	4.14%	4.64%
Portfolio turnover rate	14.10%		—	4.55%	—	7.04%	6.97%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.81		$7.88	$7.97	$7.98	$8.05	$7.98
Income from Investment Operations:
Net investment income	0.13		0.28	0.27	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments	0.02		(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.15		0.21	0.18	0.25	0.19	0.36
Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Total Distributions	(0.13)		(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.83		$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	1.89%		2.66%	2.25%	3.23%	2.36%	4.67%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,013		$2,343	$2,998	$3,503	$5,446	$5,903
Ratio of expenses to average net assets	1.81%	†	1.82%	1.84%	1.81%	1.85%	1.79%
Ratio of net investment income to average net assets	3.36%	†	3.56%	3.39%	3.32%	3.24%	3.74%
Portfolio turnover rate	14.10%		—	4.55%	—	7.04%	6.97%

See footnotes on page 63.

Financial Highlights (unaudited)

National Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.81		$7.88	$7.97	$7.98	$8.05	$7.98
Income from Investment Operations:
Net investment income	0.13		0.28	0.27	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments	0.02		(0.07)	(0.09)	(0.01)	(0.07)	0.06
Total from Investment Operations	0.15		0.21	0.18	0.25	0.19	0.36
Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Total Distributions	(0.13)		(0.28)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.83		$7.81	$7.88	$7.97	$7.98	$8.05
Total Return	1.89%		2.66%	2.25%	3.23%	2.36%	4.67%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$977		$1,239	$1,600	$1,799	$2,942	$4,059
Ratio of expenses to average net assets	1.81%	†	1.82%	1.84%	1.81%	1.85%	1.79%
Ratio of net investment income to average net assets	3.36%	†	3.56%	3.39%	3.32%	3.24%	3.74%
Portfolio turnover rate	14.10%		—	4.55%	—	7.04%	6.97%

Colorado Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.56		$7.65	$7.66	$7.63	$7.69	$7.47
Income from Investment Operations:
Net investment income	0.16		0.31	0.31	0.31	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.01)	0.03	(0.06)	0.23
Total from Investment Operations	0.13		0.22	0.30	0.34	0.25	0.55
Less Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.31)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.05)		—	—	—	(0.01)	(0.01)
Total Distributions	(0.20)		(0.31)	(0.31)	(0.31)	(0.31)	(0.33)
Net Asset Value, End of Period	$7.49		$7.56	$7.65	$7.66	$7.63	$7.69
Total Return	1.76%		2.92%	3.93%	4.49%	3.38%	7.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,703		$32,558	$35,058	$36,025	$38,560	$39,155
Ratio of expenses to average net assets	0.95%	†	0.95%	0.96%	0.94%	0.99%	0.96%
Ratio of net investment income to average net assets	4.14%	†	4.13%	4.05%	4.05%	4.05%	4.31%
Portfolio turnover rate	8.93%		3.27%	—	5.04%	4.10%	9.45%

See footnotes on page 63.

Financial Highlights (unaudited)

Colorado Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.55		$7.64	$7.65	$7.62	$7.68	$7.46
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.02)		(0.09)	(0.01)	0.03	(0.05)	0.23
Total from Investment Operations	0.10		0.15	0.23	0.27	0.19	0.48
Less Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	(0.05)		—	—	—	(0.01)	(0.01)
Total Distributions	(0.17)		(0.24)	(0.24)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Period	$7.48		$7.55	$7.64	$7.65	$7.62	$7.68
Total Return	1.31%		2.01%	3.00%	3.56%	2.46%	6.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$204		$206	$105	$121	$205	$169
Ratio of expenses to average net assets	1.85%	†	1.85%	1.86%	1.84%	1.89%	1.86%
Ratio of net investment income to average net assets	3.24%	†	3.23%	3.15%	3.15%	3.15%	3.41%
Portfolio turnover rate	8.93%		3.27%	—	5.04%	4.10%	9.45%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.55		$7.64	$7.65	$7.62	$7.68	$7.46
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.02)		(0.09)	(0.01)	0.03	(0.05)	0.23
Total from Investment Operations	0.10		0.15	0.23	0.27	0.19	0.48
Less Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	(0.05)		—	—	—	(0.01)	(0.01)
Total Distributions	(0.17)		(0.24)	(0.24)	(0.24)	(0.25)	(0.26)
Net Asset Value, End of Period	$7.48		$7.55	$7.64	$7.65	$7.62	$7.68
Total Return	1.31%		2.01%	3.00%	3.56%	2.46%	6.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$137		$141	$153	$138	$276	$461
Ratio of expenses to average net assets	1.85%	†	1.85%	1.86%	1.84%	1.89%	1.86%
Ratio of net investment income to average net assets	3.24%	†	3.23%	3.15%	3.15%	3.15%	3.41%
Portfolio turnover rate	8.93%		3.27%	—	5.04%	4.10%	9.45%

See footnotes on page 63.

Financial Highlights (unaudited)

Georgia Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.74		$7.78	$7.84	$8.01	$8.10	$7.89
Income from Investment Operations:
Net investment income	0.16		0.32	0.31	0.32	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.06)		(0.04)	(0.06)	(0.16)	(0.06)	0.22
Total from Investment Operations	0.10		0.28	0.25	0.16	0.27	0.57
Less Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.31)	(0.32)	(0.33)	(0.35)
Distributions from net realized capital gain	—		—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.15)		(0.32)	(0.31)	(0.33)	(0.36)	(0.36)
Net Asset Value, End of Period	$7.69		$7.74	$7.78	$7.84	$8.01	$8.10
Total Return	1.33%		3.70%	3.19%	2.09%	3.48%	7.47%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$26,891		$27,966	$30,456	$32,928	$35,086	$38,306
Ratio of expenses to average net assets	0.94%	†	0.95%	0.98%	0.94%	0.97%	0.89%
Ratio of net investment income to average net assets	4.03%	†	4.15%	3.93%	4.11%	4.16%	4.44%
Portfolio turnover rate	4.19%		—	8.59%	20.43%	—	13.66%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.76		$7.80	$7.86	$8.02	$8.12	$7.91
Income from Investment Operations:
Net investment income	0.12		0.25	0.24	0.25	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.05)		(0.04)	(0.06)	(0.15)	(0.07)	0.22
Total from Investment Operations	0.07		0.21	0.18	0.10	0.19	0.50
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
Distributions from net realized capital gain	—		—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.12)		(0.25)	(0.24)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.71		$7.76	$7.80	$7.86	$8.02	$8.12
Total Return	0.87%		2.76%	2.26%	1.30%	2.42%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$463		$485	$586	$639	$620	$600
Ratio of expenses to average net assets	1.84%	†	1.85%	1.88%	1.84%	1.87%	1.79%
Ratio of net investment income to average net assets	3.13%	†	3.25%	3.03%	3.21%	3.26%	3.54%
Portfolio turnover rate	4.19%		—	8.59%	20.43%	—	13.66%

See footnotes on page 63.

Financial Highlights (unaudited)

Georgia Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.76		$7.80	$7.86	$8.03	$8.12	$7.91
Income from Investment Operations:
Net investment income	0.12		0.25	0.24	0.25	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.05)		(0.04)	(0.06)	(0.16)	(0.06)	0.22
Total from Investment Operations	0.07		0.21	0.18	0.09	0.20	0.50
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
Distributions from net realized capital gain	—		—	—	(0.01)	(0.03)	(0.01)
Total Distributions	(0.12)		(0.25)	(0.24)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.71		$7.76	$7.80	$7.86	$8.03	$8.12
Total Return	0.87%		2.76%	2.26%	1.17%	2.55%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$916		$899	$1,107	$1,479	$1,658	$2,010
Ratio of expenses to average net assets	1.84%	†	1.85%	1.88%	1.84%	1.87%	1.79%
Ratio of net investment income to average net assets	3.13%	†	3.25%	3.03%	3.21%	3.26%	3.54%
Portfolio turnover rate	4.19%		—	8.59%	20.43%	—	13.66%

Louisiana Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.97		$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.17		0.34	0.34	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.06)		(0.06)	(0.13)	(0.03)	(0.12)	0.26
Total from Investment Operations	0.11		0.28	0.21	0.31	0.24	0.63
Less Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.34)	(0.34)	(0.35)	(0.37)
Distributions from net realized capital gain	(0.02)		(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.18)		(0.37)	(0.37)	(0.36)	(0.38)	(0.37)
Net Asset Value, End of Period	$7.90		$7.97	$8.06	$8.22	$8.27	$8.41
Total Return	1.49%		3.51%	2.53%	3.77%	3.03%	7.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$28,653		$29,877	$38,036	$41,960	$46,181	$49,356
Ratio of expenses to average net assets	0.95%	†	0.97%	0.95%	0.91%	0.94%	0.87%
Ratio of net investment income to average net assets	4.30%	†	4.26%	4.16%	4.14%	4.33%	4.56%
Portfolio turnover rate	3.83%		—	2.54%	2.51%	—	11.19%

See footnotes on page 63.

Financial Highlights (unaudited)

Louisiana Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.97		$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.14		0.27	0.27	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		(0.06)	(0.14)	(0.04)	(0.11)	0.25
Total from Investment Operations	0.08		0.21	0.13	0.23	0.17	0.55
Less Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.02)		(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.15)		(0.30)	(0.29)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Period	$7.90		$7.97	$8.06	$8.22	$8.27	$8.41
Total Return	1.03%		2.58%	1.62%	2.84%	2.11%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$445		$652	$759	$698	$687	$769
Ratio of expenses to average net assets	1.85%	†	1.87%	1.85%	1.81%	1.84%	1.77%
Ratio of net investment income to average net assets	3.40%	†	3.36%	3.27%	3.24%	3.43%	3.66%
Portfolio turnover rate	3.83%		—	2.54%	2.51%	—	11.19%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.98		$8.06	$8.22	$8.27	$8.41	$8.15
Income from Investment Operations:
Net investment income	0.14		0.27	0.27	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		(0.05)	(0.14)	(0.04)	(0.11)	0.25
Total from Investment Operations	0.08		0.22	0.13	0.23	0.17	0.55
Less Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.02)		(0.03)	(0.03)	(0.02)	(0.03)	—
Total Distributions	(0.15)		(0.30)	(0.29)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Period	$7.91		$7.98	$8.06	$8.22	$8.27	$8.41
Total Return	1.03%		2.71%	1.61%	2.84%	2.11%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$684		$598	$580	$464	$843	$1,123
Ratio of expenses to average net assets	1.85%	†	1.87%	1.85%	1.81%	1.84%	1.77%
Ratio of net investment income to average net assets	3.40%	†	3.36%	3.27%	3.24%	3.43%	3.66%
Portfolio turnover rate	3.83%		—	2.54%	2.51%	—	11.19%

See footnotes on page 63.

Financial Highlights (unaudited)

Maryland Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.92		$7.97	$8.03	$8.05	$8.27	$8.08
Income from Investment Operations:
Net investment income	0.15		0.32	0.31	0.31	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.03)		(0.03)	(0.02)	—	(0.14)	0.22
Total from Investment Operations	0.12		0.29	0.29	0.31	0.18	0.58
Less Distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.31)	(0.31)	(0.31)	(0.36)
Distributions from net realized capital gain	(0.06)		(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.20)		(0.34)	(0.35)	(0.33)	(0.40)	(0.39)
Net Asset Value, End of Period	$7.84		$7.92	$7.97	$8.03	$8.05	$8.27
Total Return	1.55%		3.78%	3.72%	3.94%	2.29%	7.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$33,682		$34,623	$39,148	$41,082	$45,239	$47,787
Ratio of expenses to average net assets	0.96%	†	0.95%	0.96%	0.93%	0.96%	0.90%
Ratio of net investment income to average net assets	3.79%	†	4.04%	3.87%	3.89%	3.92%	4.47%
Portfolio turnover rate	4.47%		13.33%	9.77%	5.66%	10.98%	19.30%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.93		$7.98	$8.05	$8.06	$8.29	$8.09
Income from Investment Operations:
Net investment income	0.11		0.25	0.24	0.24	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.02)		(0.03)	(0.03)	0.01	(0.14)	0.23
Total from Investment Operations	0.09		0.22	0.21	0.25	0.10	0.52
Less Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.24)	(0.24)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.06)		(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.17)		(0.27)	(0.28)	(0.26)	(0.33)	(0.32)
Net Asset Value, End of Period	$7.85		$7.93	$7.98	$8.05	$8.06	$8.29
Total Return	1.09%		2.85%	2.66%	3.13%	1.25%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$408		$490	$421	$419	$444	$480
Ratio of expenses to average net assets	1.86%	†	1.85%	1.86%	1.83%	1.86%	1.80%
Ratio of net investment income to average net assets	2.89%	†	3.14%	2.97%	2.99%	3.02%	3.57%
Portfolio turnover rate	4.47%		13.33%	9.77%	5.66%	10.98%	19.30%

See footnotes on page 63.

Financial Highlights (unaudited)

Maryland Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.93		$7.98	$8.05	$8.06	$8.29	$8.09
Income from Investment Operations:
Net investment income	0.11		0.25	0.24	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.02)		(0.03)	(0.03)	0.02	(0.14)	0.23
Total from Investment Operations	0.09		0.22	0.21	0.25	0.10	0.52
Less Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.24)	(0.24)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.06)		(0.02)	(0.04)	(0.02)	(0.09)	(0.03)
Total Distributions	(0.17)		(0.27)	(0.28)	(0.26)	(0.33)	(0.32)
Net Asset Value, End of Period	$7.85		$7.93	$7.98	$8.05	$8.06	$8.29
Total Return	1.09%		2.85%	2.66%	3.13%	1.25%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,520		$1,548	$1,932	$2,016	$2,291	$2,352
Ratio of expenses to average net assets	1.86%	†	1.85%	1.86%	1.83%	1.86%	1.80%
Ratio of net investment income to average net assets	2.89%	†	3.14%	2.97%	2.99%	3.02%	3.57%
Portfolio turnover rate	4.47%		13.33%	9.77%	5.66%	10.98%	19.30%

Massachusetts Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.27	$8.34	$8.38	$8.01
Income from Investment Operations:
Net investment income	0.17		0.34	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.04)		(0.11)	(0.11)	(0.07)	(0.05)	0.37
Total from Investment Operations	0.13		0.23	0.23	0.26	0.28	0.72
Less Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.33)	(0.33)	(0.32)	(0.35)
Distributions from net realized capital gain	(0.04)		(0.03)	(0.02)	‡	—	—
Total Distributions	(0.21)		(0.37)	(0.35)	(0.33)	(0.32)	(0.35)
Net Asset Value, End of Period	$7.93		$8.01	$8.15	$8.27	$8.34	$8.38
Total Return	1.57%		2.86%	2.90%	3.18%	3.48%	9.28%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$60,065		$62,426	$69,598	$76,118	$83,379	$87,225
Ratio of expenses to average net assets	0.90%	†	0.90%	0.91%	0.89%	0.92%	0.86%
Ratio of net investment income to average net assets	4.25%	†	4.25%	4.09%	3.98%	3.96%	4.42%
Portfolio turnover rate	3.36%		—	4.55%	1.97%	2.42%	5.74%

See footnotes on page 63.

Financial Highlights (unaudited)

Massachusetts Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.27	$8.34	$8.37	$8.01
Income from Investment Operations:
Net investment income	0.13		0.27	0.26	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.04)		(0.12)	(0.10)	(0.08)	(0.03)	0.36
Total from Investment Operations	0.09		0.15	0.16	0.18	0.22	0.64
Less Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Distributions from net realized capital gain	(0.04)		(0.03)	(0.02)	‡	—	—
Total Distributions	(0.17)		(0.29)	(0.28)	(0.25)	(0.25)	(0.28)
Net Asset Value, End of Period	$7.93		$8.01	$8.15	$8.27	$8.34	$8.37
Total Return	1.11%		1.93%	1.98%	2.25%	2.68%	8.17%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,982		$2,450	$2,527	$3,052	$3,284	$1,513
Ratio of expenses to average net assets	1.80%	†	1.80%	1.81%	1.79%	1.82%	1.76%
Ratio of net investment income to average net assets	3.35%	†	3.35%	3.19%	3.08%	3.06%	3.52%
Portfolio turnover rate	3.36%		—	4.55%	1.97%	2.42%	5.74%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.27	$8.34	$8.37	$8.01
Income from Investment Operations:
Net investment income	0.13		0.27	0.26	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.04)		(0.12)	(0.10)	(0.08)	(0.03)	0.36
Total from Investment Operations	0.09		0.15	0.16	0.18	0.22	0.64
Less Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Distributions from net realized capital gain	(0.04)		(0.03)	(0.02)	‡	—	—
Total Distributions	(0.17)		(0.29)	(0.28)	(0.25)	(0.25)	(0.28)
Net Asset Value, End of Period	$7.93		$8.01	$8.15	$8.27	$8.34	$8.37
Total Return	1.11%		1.93%	1.98%	2.25%	2.68%	8.17%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$512		$518	$607	$785	$1,293	$1,725
Ratio of expenses to average net assets	1.80%	†	1.80%	1.81%	1.79%	1.82%	1.76%
Ratio of net investment income to average net assets	3.35%	†	3.35%	3.19%	3.08%	3.06%	3.52%
Portfolio turnover rate	3.36%		—	4.55%	1.97%	2.42%	5.74%

See footnotes on page 63.

Financial Highlights (unaudited)

Michigan Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.33		$8.44	$8.57	$8.64	$8.64	$8.47
Income from Investment Operations:
Net investment income	0.17		0.34	0.35	0.35	0.32	0.38
Net realized and unrealized gain (loss) on investments	(0.06)		(0.08)	(0.14)	(0.06)	0.04	0.21
Total from Investment Operations	0.11		0.26	0.21	0.29	0.36	0.59
Less Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.34)	(0.34)	(0.32)	(0.38)
Distributions from net realized capital gain	(0.06)		(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.22)		(0.37)	(0.34)	(0.36)	(0.36)	(0.42)
Net Asset Value, End of Period	$8.22		$8.33	$8.44	$8.57	$8.64	$8.64
Total Return	1.33%		3.12%	2.56%	3.51%	4.24%	7.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$85,787		$89,978	$100,016	$108,791	$116,487	$123,283
Ratio of expenses to average net assets	0.89%	†	0.88%	0.90%	0.87%	0.91%	0.86%
Ratio of net investment income to average net assets	4.02%	†	4.12%	4.11%	4.08%	3.79%	4.51%
Portfolio turnover rate	5.89%		10.63%	8.64%	—	6.10%	1.66%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.32		$8.43	$8.56	$8.63	$8.63	$8.46
Income from Investment Operations:
Net investment income	0.13		0.27	0.27	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		(0.09)	(0.13)	(0.05)	0.03	0.21
Total from Investment Operations	0.07		0.18	0.14	0.22	0.28	0.51
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.27)	(0.24)	(0.30)
Distributions from net realized capital gain	(0.06)		(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.18)		(0.29)	(0.27)	(0.29)	(0.28)	(0.34)
Net Asset Value, End of Period	$8.21		$8.32	$8.43	$8.56	$8.63	$8.63
Total Return	0.88%		2.20%	1.64%	2.59%	3.32%	6.28%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$988		$958	$918	$851	$728	$1,169
Ratio of expenses to average net assets	1.79%	†	1.78%	1.80%	1.77%	1.81%	1.76%
Ratio of net investment income to average net assets	3.12%	†	3.22%	3.21%	3.18%	2.89%	3.61%
Portfolio turnover rate	5.89%		10.63%	8.64%	—	6.10%	1.66%

See footnotes on page 63.

Financial Highlights (unaudited)

Michigan Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.32		$8.43	$8.56	$8.63	$8.63	$8.46
Income from Investment Operations:
Net investment income	0.13		0.27	0.27	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		(0.09)	(0.13)	(0.05)	0.03	0.21
Total from Investment Operations	0.07		0.18	0.14	0.22	0.28	0.51
Less Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.27)	(0.27)	(0.24)	(0.30)
Distributions from net realized capital gain	(0.06)		(0.03)	*	(0.02)	(0.04)	(0.04)
Total Distributions	(0.18)		(0.29)	(0.27)	(0.29)	(0.28)	(0.34)
Net Asset Value, End of Period	$8.21		$8.32	$8.43	$8.56	$8.63	$8.63
Total Return	0.88%		2.20%	1.64%	2.59%	3.32%	6.28%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,837		$2,061	$2,101	$2,583	$2,093	$1,977
Ratio of expenses to average net assets	1.79%	†	1.78%	1.80%	1.77%	1.81%	1.76%
Ratio of net investment income to average net assets	3.12%	†	3.22%	3.21%	3.18%	2.89%	3.61%
Portfolio turnover rate	5.89%		10.63%	8.64%	—	6.10%	1.66%

Minnesota Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.67		$7.75	$7.83	$7.87	$7.92	$7.72
Income from Investment Operations:
Net investment income	0.15		0.31	0.31	0.31	0.29	0.35
Net realized and unrealized gain (loss) on investments	(0.06)		(0.08)	(0.09)	(0.05)	(0.06)	0.19
Total from Investment Operations	0.09		0.23	0.22	0.26	0.23	0.54
Less Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.30)	(0.30)	(0.28)	(0.34)
Distributions from net realized capital gain	(0.01)		(0.01)	—	—	—	—
Total Distributions	(0.16)		(0.31)	(0.30)	(0.30)	(0.28)	(0.34)
Net Asset Value, End of Period	$7.60		$7.67	$7.75	$7.83	$7.87	$7.92
Total Return	1.20%		3.04%	2.90%	3.41%	3.02%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$75,153		$78,066	$84,659	$91,022	$96,175	$99,368
Ratio of expenses to average net assets	0.90%	†	0.89%	0.92%	0.88%	0.93%	0.85%
Ratio of net investment income to average net assets	4.03%	†	4.04%	3.96%	3.95%	3.69%	4.49%
Portfolio turnover rate	4.32%		10.60%	8.09%	1.85%	9.37%	8.09%

See footnotes on page 63.

Financial Highlights (unaudited)

Minnesota Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.68		$7.75	$7.83	$7.87	$7.93	$7.72
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.22	0.28
Net realized and unrealized gain (loss) on investments	(0.07)		(0.07)	(0.09)	(0.05)	(0.07)	0.20
Total from Investment Operations	0.05		0.17	0.15	0.19	0.15	0.48
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.21)	(0.27)
Distributions from net realized capital gain	(0.01)		(0.01)	—	—	—	—
Total Distributions	(0.12)		(0.24)	(0.23)	(0.23)	(0.21)	(0.27)
Net Asset Value, End of Period	$7.61		$7.68	$7.75	$7.83	$7.87	$7.93
Total Return	0.73%		2.16%	1.95%	2.49%	1.97%	6.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$182		$249	$287	$390	$555	$432
Ratio of expenses to average net assets	1.80%	†	1.79%	1.82%	1.78%	1.83%	1.75%
Ratio of net investment income to average net assets	3.13%	†	3.14%	3.06%	3.05%	2.79%	3.59%
Portfolio turnover rate	4.32%		10.60%	8.09%	1.85%	9.37%	8.09%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.68		$7.75	$7.83	$7.87	$7.93	$7.72
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.22	0.28
Net realized and unrealized gain (loss) on investments	(0.06)		(0.07)	(0.09)	(0.05)	(0.07)	0.20
Total from Investment Operations	0.06		0.17	0.15	0.19	0.15	0.48
Less Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.21)	(0.27)
Distributions from net realized capital gain	(0.01)		(0.01)	—	—	—	—
Total Distributions	(0.12)		(0.24)	(0.23)	(0.23)	(0.21)	(0.27)
Net Asset Value, End of Period	$7.62		$7.68	$7.75	$7.83	$7.87	$7.93
Total Return	0.86%		2.16%	1.95%	2.49%	1.97%	6.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$385		$637	$762	$1,315	$1,370	$1,779
Ratio of expenses to average net assets	1.80%	†	1.79%	1.82%	1.78%	1.83%	1.75%
Ratio of net investment income to average net assets	3.13%	†	3.14%	3.06%	3.05%	2.79%	3.59%
Portfolio turnover rate	4.32%		10.60%	8.09%	1.85%	9.37%	8.09%

See footnotes on page 63.

Financial Highlights (unaudited)

Missouri Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.78		$7.84	$7.89	$7.94	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.15		0.31	0.31	0.30	0.30	0.34
Net realized and unrealized gain (loss) on investments	(0.07)		(0.04)	(0.04)	(0.04)	(0.06)	0.26
Total from Investment Operations	0.08		0.27	0.27	0.26	0.24	0.60
Less Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.31)	(0.30)	(0.30)	(0.34)
Distributions from net realized capital gain	(0.05)		(0.02)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions	(0.19)		(0.33)	(0.32)	(0.31)	(0.32)	(0.39)
Net Asset Value, End of Period	$7.67		$7.78	$7.84	$7.89	$7.94	$8.02
Total Return	1.09%		3.51%	3.39%	3.38%	2.98%	7.89%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$27,959		$29,097	$31,347	$33,899	$36,409	$38,519
Ratio of expenses to average net assets	0.95%	†	0.95%	0.97%	0.94%	0.97%	0.90%
Ratio of net investment income to average net assets	3.80%	†	4.03%	3.95%	3.83%	3.79%	4.37%
Portfolio turnover rate	20.56%		15.02%	—	3.99%	2.95%	4.04%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.77		$7.84	$7.89	$7.95	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.11		0.24	0.24	0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.05)		(0.05)	(0.04)	(0.05)	(0.05)	0.26
Total from Investment Operations	0.06		0.19	0.20	0.18	0.18	0.53
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.23)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.05)		(0.02)	(0.01)	(0.01)	(0.02)	(0.05)
Total Distributions	(0.16)		(0.26)	(0.25)	(0.24)	(0.25)	(0.32)
Net Asset Value, End of Period	$7.67		$7.77	$7.84	$7.89	$7.95	$8.02
Total Return	0.63%		2.58%	2.46%	2.33%	2.18%	6.92%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$44		$44	$141	$139	$88	$82
Ratio of expenses to average net assets	1.85%	†	1.85%	1.87%	1.84%	1.87%	1.80%
Ratio of net investment income to average net assets	2.90%	†	3.13%	3.05%	2.93%	2.90%	3.47%
Portfolio turnover rate	20.56%		15.02%	—	3.99%	2.95%	4.04%

See footnotes on page 63.

Financial Highlights (unaudited)

Missouri Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$7.78		$7.84	$7.89		$7.95	$8.02	$7.81
Income from Investment Operations:
Net investment income	0.11		0.24	0.24		0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.05)		(0.04)	(0.04)		(0.05)	(0.05)	0.26
Total from Investment Operations	0.06		0.20	0.20		0.18	0.18	0.53
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)		(0.23)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.05)		(0.02)	(0.01)		(0.01)	(0.02)	(0.05)
Total Distributions	(0.16)		(0.26)	(0.25)		(0.24)	(0.25)	(0.32)
Net Asset Value, End of Period	$7.68		$7.78	$7.84		$7.89	$7.95	$8.02
Total Return	0.76%		2.58%	2.46%		2.33%	2.18%	6.92%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$280		$309	$362		$345	$511	$600
Ratio of expenses to average net assets	1.85%	†	1.85%	1.87%		1.84%	1.86%	1.80%
Ratio of net investment income to average net assets	2.90%	†	3.13%	3.05%		2.93%	2.90%	3.47%
Portfolio turnover rate	20.56%		15.02%	—		3.99%	2.95%	4.04%

New York Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$8.19		$8.26	$8.27		$8.34	$8.43	$8.16
Income from Investment Operations:
Net investment income	0.18		0.35	0.33		0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.06)		(0.06)	(0.01)		(0.06)	(0.07)	0.27
Total from Investment Operations	0.12		0.29	0.32		0.29	0.27	0.63
Less Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.33)		(0.34)	(0.34)	(0.36)
Distributions from net realized capital gain	ø		(0.02)	ø	ø	(0.02)	(0.02)	—
Total Distributions	(0.17)		(0.36)	(0.33)		(0.36)	(0.36)	(0.36)
Net Asset Value, End of Period	$8.14		$8.19	$8.26		$8.27	$8.34	$8.43
Total Return	1.54%		3.61%	3.96%		3.60%	3.24%	7.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$62,036		$63,794	$69,563		$71,698	$80,452	$83,723
Ratio of expenses to average net assets	0.87%	†	0.88%	0.90%		0.88%	0.91%	0.87%
Ratio of net investment income to average net assets	4.28%	†	4.25%	4.03%		4.18%	4.11%	4.43%
Portfolio turnover rate	3.25%		—	10.47%		—	6.35%	19.43%

See footnotes on page 63.

Financial Highlights (unaudited)

New York Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.20		$8.27	$8.29	$8.35	$8.44	$8.17
Income from Investment Operations:
Net investment income	0.14		0.27	0.26	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)		(0.05)	(0.02)	(0.04)	(0.07)	0.27
Total from Investment Operations	0.09		0.22	0.24	0.23	0.20	0.56
Less Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.26)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	ø		(0.02)	øø	(0.02)	(0.02)	—
Total Distributions	(0.14)		(0.29)	(0.26)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.15		$8.20	$8.27	$8.29	$8.35	$8.44
Total Return	1.08%		2.68%	2.91%	2.79%	2.32%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,203		$4,905	$4,994	$5,732	$7,295	$7,005
Ratio of expenses to average net assets	1.77%	†	1.78%	1.80%	1.78%	1.81%	1.77%
Ratio of net investment income to average net assets	3.38%	†	3.35%	3.13%	3.28%	3.21%	3.53%
Portfolio turnover rate	3.25%		—	10.47%	—	6.35%	19.43%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.20		$8.27	$8.29	$8.35	$8.44	$8.17
Income from Investment Operations:
Net investment income	0.14		0.27	0.26	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)		(0.05)	(0.02)	(0.04)	(0.07)	0.27
Total from Investment Operations	0.09		0.22	0.24	0.23	0.20	0.56
Less Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.26)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	ø		(0.02)	øø	(0.02)	(0.02)	—
Total Distributions	(0.14)		(0.29)	(0.26)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.15		$8.20	$8.27	$8.29	$8.35	$8.44
Total Return	1.08%		2.68%	2.91%	2.79%	2.32%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,109		$2,139	$2,442	$2,437	$2,653	$3,521
Ratio of expenses to average net assets	1.77%	†	1.78%	1.80%	1.78%	1.81%	1.77%
Ratio of net investment income to average net assets	3.38%	†	3.35%	3.13%	3.28%	3.21%	3.53%
Portfolio turnover rate	3.25%		—	10.47%	—	6.35%	19.43%

See footnotes on page 63.

Financial Highlights (unaudited)

Ohio Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.90		$8.01	$8.10	$8.14	$8.26	$8.03
Income from Investment Operations:
Net investment income	0.16		0.31	0.32	0.31	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.07)	(0.02)	(0.11)	0.23
Total from Investment Operations	0.13		0.22	0.25	0.29	0.21	0.59
Less Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.31)	(0.32)	(0.36)
Distributions from net realized capital gain	—		(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.15)		(0.33)	(0.34)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.88		$7.90	$8.01	$8.10	$8.14	$8.26
Total Return	1.64%		2.78%	3.09%	3.69%	2.63%	7.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$96,768		$100,686	$107,587	$114,544	$122,692	$129,662
Ratio of expenses to average net assets	0.88%	†	0.87%	0.89%	0.87%	0.91%	0.85%
Ratio of net investment income to average net assets	3.93%	†	3.94%	3.92%	3.88%	3.97%	4.51%
Portfolio turnover rate	8.49%		7.15%	4.57%	—	6.79%	0.79%

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.95		$8.06	$8.15	$8.18	$8.31	$8.08
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.06)	(0.01)	(0.12)	0.23
Total from Investment Operations	0.09		0.15	0.18	0.23	0.13	0.52
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.24)	(0.25)	(0.29)
Dividends from net realized capital gain	—		(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.11)		(0.26)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.93		$7.95	$8.06	$8.15	$8.18	$8.31
Total Return	1.18%		1.84%	2.15%	2.87%	1.58%	6.61%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$783		$844	$922	$1,005	$1,339	$1,331
Ratio of expenses to average net assets	1.78%	†	1.77%	1.79%	1.77%	1.81%	1.75%
Ratio of net investment income to average net assets	3.03%	†	3.04%	3.02%	2.98%	3.07%	3.61%
Portfolio turnover rate	8.49%		7.15%	4.57%	—	6.79%	0.79%

See footnotes on page 63.

Financial Highlights (unaudited)

Ohio Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.95		$8.06	$8.15	$8.18	$8.31	$8.08
Income from Investment Operations:
Net investment income	0.12		0.24	0.24	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.06)	(0.01)	(0.12)	0.23
Total from Investment Operations	0.09		0.15	0.18	0.23	0.13	0.52
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.24)	(0.25)	(0.29)
Distributions from net realized capital gain	—		(0.02)	(0.03)	(0.02)	(0.01)	ø
Total Distributions	(0.11)		(0.26)	(0.27)	(0.26)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.93		$7.95	$8.06	$8.15	$8.18	$8.31
Total Return	1.18%		1.84%	2.15%	2.87%	1.58%	6.61%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$636		$757	$773	$1,012	$1,440	$1,683
Ratio of expenses to average net assets	1.78%	†	1.77%	1.79%	1.77%	1.81%	1.75%
Ratio of net investment income to average net assets	3.03%	†	3.04%	3.02%	2.98%	3.07%	3.61%
Portfolio turnover rate	8.49%		7.15%	4.57%	—	6.79%	0.79%

Oregon Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.83		$7.87	$7.91	$7.94	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.15		0.32	0.31	0.32	0.31	0.34
Net realized and unrealized gain (loss) on investments	(0.04)		(0.04)	(0.03)	(0.03)	(0.07)	0.23
Total from Investment Operations	0.11		0.28	0.28	0.29	0.24	0.57
Less Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.31)	(0.30)	(0.34)
Distributions from net realized capital gain	(0.06)		(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.21)		(0.32)	(0.32)	(0.32)	(0.33)	(0.39)
Net Asset Value, End of Period	$7.73		$7.83	$7.87	$7.91	$7.94	$8.03
Total Return	1.41%		3.75%	3.53%	3.73%	3.10%	7.41%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$47,305		$49,862	$53,109	$56,182	$56,365	$60,143
Ratio of expenses to average net assets	0.92%	†	0.92%	0.92%	0.91%	0.95%	0.90%
Ratio of net investment income to average net assets	3.98%	†	4.10%	3.97%	4.00%	3.87%	4.34%
Portfolio turnover rate	—		16.84%	4.88%	1.92%	3.56%	6.06%

See footnotes on page 63.

Financial Highlights (unaudited)

Oregon Fund (continued)

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.82		$7.86	$7.90	$7.93	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.12		0.25	0.24	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.05)		(0.04)	(0.03)	(0.02)	(0.08)	0.23
Total from Investment Operations	0.07		0.21	0.21	0.22	0.16	0.50
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.24)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.06)		(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.17)		(0.25)	(0.25)	(0.25)	(0.26)	(0.32)
Net Asset Value, End of Period	$7.72		$7.82	$7.86	$7.90	$7.93	$8.03
Total Return	0.95%		2.82%	2.60%	2.81%	2.05%	6.45%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,298		$1,314	$1,282	$1,641	$1,767	$1,511
Ratio of expenses to average net assets	1.82%	†	1.82%	1.82%	1.81%	1.85%	1.80%
Ratio of net investment income to average net assets	3.07%	†	3.20%	3.07%	3.10%	2.97%	3.44%
Portfolio turnover rate	—		16.84%	4.88%	1.92%	3.56%	6.06%

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$7.82		$7.86	$7.90	$7.93	$8.03	$7.85
Income from Investment Operations:
Net investment income	0.12		0.25	0.24	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.05)		(0.04)	(0.03)	(0.02)	(0.08)	0.23
Total from Investment Operations	0.07		0.21	0.21	0.22	0.16	0.50
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.24)	(0.23)	(0.27)
Distributions from net realized capital gain	(0.06)		(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Total Distributions	(0.17)		(0.25)	(0.25)	(0.25)	(0.26)	(0.32)
Net Asset Value, End of Period	$7.72		$7.82	$7.86	$7.90	$7.93	$8.03
Total Return	0.95%		2.82%	2.60%	2.81%	2.05%	6.45%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,135		$1,265	$1,442	$1,517	$1,848	$2,688
Ratio of expenses to average net assets	1.82%	†	1.82%	1.82%	1.81%	1.85%	1.80%
Ratio of net investment income to average net assets	3.07%	†	3.20%	3.07%	3.10%	2.97%	3.44%
Portfolio turnover rate	—		16.84%	4.88%	1.92%	3.56%	6.06%

See footnotes on page 63.

Financial Highlights (unaudited)

South Carolina Fund

CLASS A
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.16		$8.19	$8.18	$8.23	$8.25	$8.07
Income from Investment Operations:
Net investment income	0.16		0.32	0.32	0.31	0.31	0.36
Net realized and unrealized gain (loss) on investments	(0.01)		(0.03)	0.03	0.05	—	0.19
Total from Investment Operations	0.15		0.29	0.35	0.36	0.31	0.55
Less Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.32)	(0.30)	(0.31)	(0.36)
Distributions from net realized capital gain	(0.05)		—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.21)		(0.32)	(0.34)	(0.41)	(0.33)	(0.37)
Net Asset Value, End of Period	$8.10		$8.16	$8.19	$8.18	$8.23	$8.25
Total Return	1.77%		3.62%	4.23%	4.51%	3.91%	7.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$67,153		$70,937	$75,442	$76,913	$79,463	$81,410
Ratio of expenses to average net assets	0.88%	†	0.88%	0.91%	0.91%	0.92%	0.87%
Ratio of net investment income to average net assets	3.98%	†	4.00%	3.89%	3.77%	3.83%	4.54%
Portfolio turnover rate	—		9.93%	—	—	34.81%	—

CLASS C
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.15		$8.19	$8.18	$8.23	$8.24	$8.06
Income from Investment Operations:
Net investment income	0.13		0.25	0.25	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.02)		(0.04)	0.02	0.06	0.01	0.19
Total from Investment Operations	0.11		0.21	0.27	0.29	0.25	0.48
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.24)	(0.23)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.05)		—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.17)		(0.25)	(0.26)	(0.34)	(0.26)	(0.30)
Net Asset Value, End of Period	$8.09		$8.15	$8.19	$8.18	$8.23	$8.24
Total Return	1.31%		2.57%	3.30%	3.58%	3.11%	6.04%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,034		$4,026	$4,939	$5,200	$5,483	$3,279
Ratio of expenses to average net assets	1.78%	†	1.78%	1.81%	1.81%	1.82%	1.77%
Ratio of net investment income to average net assets	3.08%	†	3.10%	2.99%	2.87%	2.93%	3.64%
Portfolio turnover rate	—		9.93%	—	—	34.81%	—

See footnotes on page 63.

Financial Highlights (unaudited)

South Carolina Fund (continued)

CLASS D
	Six Months Ended 3/31/07		Year Ended September 30,
Per Share Data:			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.15		$8.19	$8.18	$8.23	$8.24	$8.06
Income from Investment Operations:
Net investment income	0.13		0.25	0.25	0.23	0.24	0.29
Net realized and unrealized gain (loss) on investments	(0.01)		(0.04)	0.02	0.06	0.01	0.19
Total from Investment Operations	0.12		0.21	0.27	0.29	0.25	0.48
Less Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.24)	(0.23)	(0.24)	(0.29)
Distributions from net realized capital gain	(0.05)		—	(0.02)	(0.11)	(0.02)	(0.01)
Total Distributions	(0.17)		(0.25)	(0.26)	(0.34)	(0.26)	(0.30)
Net Asset Value, End of Period	$8.10		$8.15	$8.19	$8.18	$8.23	$8.24
Total Return	1.43%		2.57%	3.30%	3.58%	3.11%	6.04%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,887		$2,050	$2,515	$3,035	$3,947	$4,815
Ratio of expenses to average net assets	1.78%	†	1.78%	1.81%	1.81%	1.82%	1.77%
Ratio of net investment income to average net assets	3.08%	†	3.10%	2.99%	2.87%	2.93%	3.64%
Portfolio turnover rate	—		9.93%	—	—	34.81%	—

†	Annualized.
‡	Capital gain of $0.004 per share was paid.
*	Capital gain of $0.001 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

The term “Fund” refers to Seligman Municipal Fund Series, and the term “Series” refers to the National Series, the Colorado Series, the Georgia Series, the Louisiana Series, the Maryland Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the Missouri Series, the New York Series, the Ohio Series, the Oregon Series and the South Carolina Series. There is a single management agreement between the Manager and the Fund that relates to all thirteen Series.

The directors of the Fund, of which each Series is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series, at a meeting held on November 15, 2006.

Prior to their approval of the continuance of the Management Agreement, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors may have attributed different weights to the various factors. The directors determined that the selection of the Manager to manage the Fund (and each Series), and the overall arrangements between the Fund (and each Series) and the Manager as provided in the Management Agreement, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided by the Manager

The directors considered the scope and quality of services provided by the Manager. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Fund (and each Series). They also noted the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager. At prior meetings, the directors had also considered the Manager’s selection of brokers and dealers for portfolio transactions. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund (and each Series) under the Management Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought in September 2005 by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; and the action brought in September 2006 by the Attorney General against the Manager, Seligman Data Corp., the president of the Manager and Seligman Advisors, Inc. (“Seligman Advisors”) relating to market timing and also claiming that the fees charged by the Manager are excessive. The directors also noted the indication in September 2005 by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters referred to above, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Fund (and each Series).

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

Costs of Services Provided and Profitability to the Manager

The directors reviewed information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Series. The directors reviewed with the Manager’s chief financial officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationships with the Series before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Fund’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Series. The directors concluded that the fall-out benefits realized by the Manager from its relationship with each Series was appropriate.

Investment Results

In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Series at each regular Board meeting during the year. At the meeting, the directors reviewed performance information covering a wide range of periods, including the first nine months of the calendar year, the preceding six calendar years and annualized rolling one-, three-, five- and 10-year periods ending September 30, 2006. For each of those periods the directors reviewed information comparing each Series to other funds in its Lipper category, and for most of the periods they also reviewed the performance of each Series to a group of competitor funds selected by the Manager. The directors also reviewed information about portfolio turnover rates of the Series compared to other investment companies with similar investment objectives.

The Manager explained that the comparative performance of several of the Series had been adversely affected in recent periods by the Manager’s decision to defensively position their portfolios in anticipation of rising interest rates, which did not rise as the Manager had anticipated. The Manager also stated that the average quality of certain of the Series’ holdings was higher than that of some of the funds in the relevant average and peer group, and that certain Series had a relatively high expense ratio, both factors that also adversely affected comparative performance. The Manager stated that it continued to seek ways to enhance its investment capabilities with a view to improving those Series’ relative investment performance.

The following factors specific to individual Series also were noted and considered by the directors in deciding to approve the continuation of the Management Agreement:

National Series. The directors compared the National Series’ performance to the Lipper General Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the National Series’ results were above the Lipper median for the 10-year period presented, but were below its benchmarks by varying degrees for most of the more recent periods shown. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the National Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Series.

Colorado Series. The directors compared the Colorado Series’ performance to the Lipper Colorado Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Colorado Series matched the Lipper Average for the five-year period and only slightly trailed that benchmark for the three-year period, although it was below the Lehman and competitor averages in the most recent periods. Based upon their review, the directors concluded that the Colorado Series’ relative investment performance over time had been satisfactory.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

Georgia Series. The directors compared the Georgia Series’ performance to the Lipper Georgia Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Georgia Series ranked above the Lipper median in the 10-year period, although its results were below most of its benchmarks for the more recent periods shown. The directors also noted that the Georgia Series’ results were above the Lipper average and only modestly below the competitor average for 2005. Based upon their review, the directors concluded that the Georgia Series’ relative investment performance over time had been satisfactory.

Louisiana Series. The directors compared the Louisiana Series’ performance to the Lipper Louisiana Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Louisiana Series’ results were below its benchmarks for most periods, had exceeded the Lipper average in four of the six years presented, but had lagged that average somewhat in the most recent period. Based upon their review, the directors concluded that the Louisiana Series’ relative investment performance over time had been satisfactory.

Maryland Series. The directors compared the Maryland Series’ performance to the Lipper Maryland Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Maryland Series’ results were above or close to the Lipper median for all periods shown, although it generally lagged its other benchmarks by varying amounts. Based upon their review, the directors concluded that the Maryland Series’ relative investment performance over time had been satisfactory.

Massachusetts Series. The directors compared the Massachusetts Series’ performance to the Lipper Massachusetts Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Massachusetts Series ranked above or close to the Lipper median for the 10- and five-year periods and exceeded the competitor average in four of the six years presented, although it lagged its benchmarks in more recent periods. Based upon their review, the directors concluded that the Massachusetts Series’ relative investment performance over time had been satisfactory.

Michigan Series. The directors compared the Michigan Series’ performance to the Lipper Michigan Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Michigan Series ranked above the Lipper median for the 10-year period, and results were varyingly above or below the Michigan Series’ benchmarks for the more recent periods. Based upon their review, the directors concluded that the Michigan Series’ relative investment performance over time had been satisfactory.

Minnesota Series. The directors compared the Minnesota Series’ performance to the Lipper Minnesota Municipal Debt Funds Average, the Lehman Brothers Municipal Fund Index and to a group of competitor funds selected by the Manager. The directors noted that the Minnesota Series’ results were below their benchmarks for the most recent periods, although it had exceeded certain benchmarks at times for the periods shown. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Minnesota Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Minnesota Series.

Missouri Series. The directors compared the Missouri Series’ performance to the Lipper Missouri Municipal Debt Funds Average, the Lehman Brothers Municipal Fund Index and to a group of competitor funds selected by the Manager. The directors noted that the Missouri Series ranked above the Lipper median for the 10-year period, and had lagged most of its benchmarks in the more recent periods. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Missouri Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Missouri Series.

New York Series. The directors compared the New York Series’ performance to the Lipper New York Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the New York Series’ Lipper ranking was well above the median for the 10-year period and at or above the Lipper median for the three- and five-year periods, and that its results fell above and below its other benchmarks for the various periods presented. Based upon their review, the directors concluded that the New York Series’ relative investment performance over time had been satisfactory.

Ohio Series. The directors compared the Ohio Series’ performance to the Lipper Ohio Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Ohio Series’ results were below its benchmarks for most of the periods presented, although they had from time to time exceeded certain benchmarks. Taking into account these comparisons, the other factors considered and the Manager’s presentation with respect to its efforts to improve the Ohio Series’ results, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Ohio Series.

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement

Oregon Series. The directors compared the Oregon Series’ performance to the Lipper Oregon Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the Oregon Series’ Lipper ranking was above the median for the 10-year period, and near the median for the one- and three- year periods. For the first nine months of 2006, the Oregon Series’ results were above the competitor average, but below the Lehman and Lipper benchmarks. Based upon their review, the directors concluded that the Oregon Series’ relative investment performance over time had been satisfactory.

South Carolina Series. The directors compared the South Carolina Series’ performance to the Lipper Other States Municipal Debt Funds Average, the Lehman Brothers Municipal Bond Index and to a group of competitor funds selected by the Manager. The directors noted that the South Carolina Series’ Lipper ranking was well above the median for the 10-, five- and three-year periods, although it declined somewhat below the median for the one-year period ended September 30, 2006. The directors also noted that the South Carolina Series’ results were above the competitors’ average and the Lipper average for the five-year periods. For the first nine months of 2006, the South Carolina Series’ results were below the Lehman and Lipper averages and matched the competitors’ average. Based upon their review, the directors concluded that the South Carolina Series’ relative investment performance over time had been satisfactory.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in fees paid by other funds. The peer group for each Series consisted of all funds in its Lipper category, except in the case of the National Series, for which the peer group was a subset of funds in its Lipper category having net assets in a range that more closely corresponded to the net assets of the National Series. The directors noted that each Series’ management fee rate was less than or equal to both the average and the median for its peer group.

The directors also reviewed each Series’ total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. They noted that the expense ratio of the Michigan Fund was equal to its peer group median and average, and the expense ratio of the Massachusetts Series was below the average but slightly above the median. The directors noted that the expense ratios for all other Series were somewhat above the median and average. The Manager explained that the high expense ratios of certain Series were principally a function of their small sizes. The directors concluded that the expense ratios of each Series were satisfactory.

Economies of Scale

The directors noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series’, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. The directors noted that the management fee for each Series was at or below that of the applicable Lipper mean and median and that each Series’ small size made it unlikely that it would benefit from breakpoints in the near future. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable.

Board of Directors

John R. Galvin [1,3]
•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher [1,3]
•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson [2,3]
•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation
•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel [2,3]
•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris
•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie [1,3]
•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer [2,3]
•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson [1,3]
•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino
•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Chairman, Seligman Data Corp.

Member:	[1] Audit Committee
[2] Director Nominating Committee
[3] Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eileen A. Comerford

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Moles

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

TEA3 3/07

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 4, 2007

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.